UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-07507

DWS Investments VIT Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  12/31

Date of reporting period: 9/30/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2010 (Unaudited)

DWS Small Cap Index VIP

	Shares	Value ($)
Common Stocks 98.0%
Consumer Discretionary 13.6%
Auto Components 0.8%
American Axle & Manufacturing Holdings, Inc.*	17,010	153,430
Amerigon, Inc.*	6,283	64,715
Cooper Tire & Rubber Co.	17,070	335,084
Dana Holding Corp.*	40,691	501,313
Dorman Products, Inc.*	3,150	97,083
Drew Industries, Inc.*	5,172	107,888
Exide Technologies* (a)	21,021	100,691
Fuel Systems Solutions, Inc.* (a)	3,784	147,992
Modine Manufacturing Co.*	12,533	162,553
Shiloh Industries, Inc.*	1,452	14,055
Spartan Motors, Inc.	9,936	46,103
Standard Motor Products, Inc.	5,063	53,314
Stoneridge, Inc.*	3,806	40,001
Superior Industries International, Inc.	6,453	111,508
Tenneco, Inc.*	17,425	504,802

		2,440,532
Automobiles 0.0%
Winnebago Industries, Inc.* (a)	7,961	82,953
Distributors 0.1%
Audiovox Corp. "A"*	5,400	36,936
Core-Mark Holding Co., Inc.*	3,382	104,707

		141,643
Diversified Consumer Services 1.2%
American Public Education, Inc.* (a)	5,091	167,290
Bridgepoint Education, Inc.* (a)	5,395	83,407
Cambium Learning Group, Inc.*	4,460	14,272
Capella Education Co.* (a)	4,831	374,982
Coinstar, Inc.* (a)	8,784	377,624
Corinthian Colleges, Inc.* (a)	24,426	171,471
CPI Corp. (a)	1,624	42,029
Grand Canyon Education, Inc.*	8,575	188,050
K12, Inc.*	6,970	202,339
Learning Tree International, Inc.	1,724	17,447
Lincoln Educational Services Corp.*	4,537	65,378
Mac-Gray Corp.	2,855	34,631
Matthews International Corp. "A"	8,352	295,327
National American University Holdings, Inc.	2,172	14,596
Pre-Paid Legal Services, Inc.* (a)	2,086	130,354
Princeton Review, Inc.* (a)	4,474	9,127
Regis Corp.	16,142	308,796
Sotheby's (a)	18,576	683,968
Steiner Leisure Ltd.*	4,087	155,715
Stewart Enterprises, Inc. "A" (a)	22,136	119,313
Universal Technical Institute, Inc.	5,912	115,580

		3,571,696
Hotels Restaurants & Leisure 2.4%
AFC Enterprises, Inc.*	7,510	93,124
Ambassadors Group, Inc.	5,434	61,622
Ameristar Casinos, Inc. (a)	7,576	132,201
Biglari Holdings, Inc.*	397	130,474
BJ's Restaurants, Inc.* (a)	6,198	174,536
Bluegreen Corp.*	4,713	13,149
Bob Evans Farms, Inc.	8,385	235,367
Boyd Gaming Corp.* (a)	14,970	108,533
Buffalo Wild Wings, Inc.* (a)	5,117	245,053
California Pizza Kitchen, Inc.*	5,166	88,132
Caribou Coffee Co., Inc.* (a)	2,042	21,237
Carrols Restaurant Group, Inc.*	3,474	18,412
CEC Entertainment, Inc.*	6,054	207,834
Churchill Downs, Inc.	3,191	113,983
Cracker Barrel Old Country Store, Inc. (a)	6,657	337,909
Denny's Corp.*	26,161	81,361
DineEquity, Inc.*	5,119	230,253
Domino's Pizza, Inc.*	11,917	157,543
Einstein Noah Restaurant Group, Inc.*	1,465	15,529
Empire Resorts, Inc.*	7,096	7,877
Gaylord Entertainment Co.* (a)	9,612	293,166
Interval Leisure Group, Inc.*	11,321	152,494
Isle of Capri Casinos, Inc.* (a)	4,142	29,657
Jack in the Box, Inc.* (a)	15,957	342,118
Jamba, Inc.*	16,512	36,161
Krispy Kreme Doughnuts, Inc.*	15,311	70,124
Landry's Restaurants, Inc.* (a)	2,219	54,343
LIFE TIME FITNESS, Inc.*	11,607	458,128
Marcus Corp.	5,759	68,244
McCormick & Schmick's Seafood Restaurants, Inc.*	5,548	43,164
Monarch Casino & Resort, Inc.*	1,997	22,386
Morgans Hotel Group Co.*	6,719	49,183
Multimedia Games, Inc.*	6,526	24,146
O'Charley's, Inc.*	4,969	35,727
Orient-Express Hotels Ltd. "A"* (a)	25,088	279,731
P.F. Chang's China Bistro, Inc.	6,397	295,541
Papa John's International, Inc.*	5,730	151,157
Peet's Coffee & Tea, Inc.* (a)	3,320	113,644
Pinnacle Entertainment, Inc.*	16,994	189,483
Red Lion Hotels Corp.*	2,526	18,793
Red Robin Gourmet Burgers, Inc.* (a)	4,469	87,637
Ruby Tuesday, Inc.* (a)	17,835	211,702
Ruth's Hospitality Group, Inc.*	8,401	33,688
Scientific Games Corp. "A"*	18,009	174,687
Shuffle Master, Inc.*	16,363	137,613
Sonic Corp.*	17,268	139,526
Speedway Motorsports, Inc.	3,493	54,770
Texas Roadhouse, Inc. "A"* (a)	15,835	222,640
The Cheesecake Factory, Inc.*	17,579	465,316
Vail Resorts, Inc.* (a)	10,029	376,288

		7,105,386
Household Durables 0.8%
American Greetings Corp. "A"	11,186	207,948
Beazer Homes USA, Inc.* (a)	20,100	83,013
Blyth, Inc.	1,644	67,799
Brookfield Homes Corp.*	3,184	26,077
Cavco Industries, Inc.*	1,729	62,088
CSS Industries, Inc.	1,866	32,263
Ethan Allen Interiors, Inc. (a)	6,553	114,415
Furniture Brands International, Inc.*	15,764	84,810
Helen of Troy Ltd.*	8,362	211,475
Hooker Furniture Corp.	3,076	35,774
Hovnanian Enterprises, Inc. "A"* (a)	13,245	52,053
iRobot Corp.* (a)	5,806	107,817
Kid Brands, Inc.*	3,454	29,704
La-Z-Boy, Inc.*	13,965	117,865
Libbey, Inc.*	4,452	58,633
Lifetime Brands, Inc.*	2,536	38,294
M/I Homes, Inc.*	4,785	49,620
Meritage Homes Corp.* (a)	9,772	191,727
National Presto Industries, Inc.	1,452	154,594
Ryland Group, Inc.	12,296	220,344
Sealy Corp.* (a)	13,302	32,457
Skyline Corp.	1,800	36,468
Standard Pacific Corp.*	29,406	116,742
Universal Electronics, Inc.*	4,036	84,151

		2,216,131
Internet & Catalog Retail 0.4%
1-800 FLOWERS.COM, Inc. "A"*	5,298	10,013
Blue Nile, Inc.* (a)	3,521	156,649
drugstore.com, Inc.*	25,647	49,242
Gaiam, Inc. "A"	4,005	26,793
HSN, Inc.*	11,335	338,917
NutriSystem, Inc. (a)	7,547	145,204
Orbitz Worldwide, Inc.*	5,489	34,581
Overstock.com, Inc.*	3,989	62,707
PetMed Express, Inc. (a)	6,564	114,870
Shutterfly, Inc.*	7,431	193,132
US Auto Parts Network, Inc.*	2,943	24,133
Vitacost.com, Inc.*	3,971	23,866

		1,180,107
Leisure Equipment & Products 0.8%
Arctic Cat, Inc.*	3,341	34,245
Brunswick Corp. (a)	24,749	376,680
Callaway Golf Co. (a)	18,370	128,590
Eastman Kodak Co.* (a)	74,843	314,341
JAKKS Pacific, Inc.* (a)	7,968	140,556
Johnson Outdoors, Inc. "A"*	1,177	15,089
Leapfrog Enterprises, Inc.*	8,924	48,904
Marine Products Corp.*	3,050	18,727
Polaris Industries, Inc. (a)	8,672	564,547
Pool Corp. (a)	14,374	288,486
RC2 Corp.*	5,819	121,908
Smith & Wesson Holding Corp.* (a)	15,947	56,771
Steinway Musical Instruments, Inc.*	1,547	26,639
Sturm, Ruger & Co., Inc.	5,033	68,650
Summer Infant, Inc.*	2,899	22,670

		2,226,803
Media 1.4%
AH Belo Corp. "A"*	4,929	34,848
Arbitron, Inc. (a)	7,209	201,636
Ascent Media Corp. "A"*	3,951	105,531
Ballantyne Strong, Inc.*	3,936	34,046
Beasley Broadcast Group, Inc. "A"*	1,548	8,189
Belo Corp. "A"*	25,955	160,921
Carmike Cinemas, Inc.*	2,291	19,978
Cinemark Holdings, Inc.	15,767	253,849
CKX, Inc.*	15,460	75,754
Crown Media Holdings, Inc.* (a)	4,100	9,799
Cumulus Media, Inc. "A"* (a)	6,071	17,060
Dex One Corp.*	13,851	170,090
E.W. Scripps Co. "A"*	8,712	68,651
Entercom Communications Corp. "A"*	6,479	50,925
Entravision Communications Corp. "A"*	13,431	26,728
Fisher Communications, Inc.*	2,000	34,860
Global Sources Ltd.*	6,379	48,161
Gray Television, Inc.* (a)	13,451	27,036
Harte-Hanks, Inc.	12,509	145,980
Journal Communications, Inc. "A"*	12,400	55,924
Knology, Inc.*	8,381	112,557
Lee Enterprises, Inc.*	12,363	33,133
Lin TV Corp. "A"*	7,600	33,744
Lions Gate Entertainment Corp.*	18,941	139,216
Live Nation Entertainment, Inc.*	40,792	403,025
LodgeNet Interactive Corp.*	6,546	18,329
Martha Stewart Living Omnimedia, Inc. "A"* (a)	6,536	30,981
McClatchy Co. "A"* (a)	16,458	64,680
Media General, Inc. "A"* (a)	6,082	54,495
Mediacom Communications Corp. "A"* (a)	10,992	72,657
National CineMedia, Inc.	14,817	265,224
Nexstar Broadcasting Group, Inc. "A"*	2,951	15,198
Outdoor Channel Holdings, Inc.*	2,580	14,267
Playboy Enterprises, Inc. "B"*	7,160	36,802
PRIMEDIA, Inc.	3,460	13,148
Radio One, Inc. "D"*	8,606	7,574
ReachLocal, Inc.* (a)	1,327	18,286
Rentrak Corp.*	2,627	66,384
Scholastic Corp. (a)	8,358	232,520
Sinclair Broadcast Group, Inc. "A"*	14,589	102,415
SuperMedia, Inc.*	3,544	37,460
Valassis Communications, Inc.* (a)	13,899	471,037
Value Line, Inc.	300	4,161
Warner Music Group Corp.*	12,491	56,209
Westwood One, Inc.* (a)	1,464	12,429
World Wrestling Entertainment, Inc. "A" (a)	6,700	93,197

		3,959,094
Multiline Retail 0.4%
99 Cents Only Stores*	12,926	244,043
Dillard's, Inc. "A" (a)	12,719	300,677
Fred's, Inc.	10,777	127,169
Retail Ventures, Inc.*	6,581	70,812
Saks, Inc.* (a)	37,514	322,620
The Bon-Ton Stores, Inc.*	3,254	33,093
Tuesday Morning Corp.*	12,996	61,991

		1,160,405
Specialty Retail 3.3%
America's Car-Mart, Inc.*	2,904	73,123
AnnTaylor Stores Corp.*	17,058	345,254
Asbury Automotive Group, Inc.*	8,388	118,019
Barnes & Noble, Inc. (a)	10,711	173,625
bebe stores, inc.	9,065	65,359
Big 5 Sporting Goods Corp.	5,758	77,272
Books-A-Million, Inc.	2,112	12,672
Borders Group, Inc.*	14,217	16,918
Brown Shoe Co., Inc.	12,119	139,005
Build-A-Bear Workshop, Inc.*	6,410	38,781
Cabela's, Inc.* (a)	11,266	213,829
Casual Male Retail Group, Inc.*	11,533	47,055
Cato Corp. "A"	8,223	220,047
Charming Shoppes, Inc.*	35,649	125,484
Children's Place Retail Stores, Inc.*	7,679	374,505
Christopher & Banks Corp.	11,292	89,320
Citi Trends, Inc.*	4,144	100,326
Coldwater Creek, Inc.* (a)	16,271	85,748
Collective Brands, Inc.*	18,662	301,205
Conn's, Inc.* (a)	3,400	15,810
Destination Maternity Corp.*	1,506	49,578
Dress Barn, Inc.*	16,423	390,046
DSW, Inc. "A"* (a)	3,915	112,361
Express, Inc.*	4,432	67,411
Genesco, Inc.*	6,658	198,941
Group 1 Automotive, Inc.* (a)	6,844	204,499
Gymboree Corp.*	7,642	317,449
Haverty Furniture Companies, Inc.	4,666	50,906
hhgregg, Inc.*	3,700	91,612
Hibbett Sports, Inc.*	7,964	198,702
Hot Topic, Inc.	11,305	67,717
Jo-Ann Stores, Inc.*	7,591	338,179
Jos. A. Bank Clothiers, Inc.* (a)	7,735	329,588
Kirkland's, Inc.*	4,641	64,324
Lithia Motors, Inc. "A" (a)	5,499	52,735
Lumber Liquidators Holdings, Inc.* (a)	6,157	151,277
MarineMax, Inc.*	6,120	43,085
Midas, Inc.*	4,041	30,752
Monro Muffler Brake, Inc.	5,495	253,374
New York & Co., Inc.*	8,045	20,676
OfficeMax, Inc.*	23,523	307,916
Pacific Sunwear of California, Inc.* (a)	21,626	113,104
Penske Automotive Group, Inc.*	12,276	162,043
Pier 1 Imports, Inc.*	28,979	237,338
Rent-A-Center, Inc. (a)	18,221	407,786
Rue21, Inc.*	4,064	104,892
Sally Beauty Holdings, Inc.* (a)	26,244	293,933
Select Comfort Corp.*	15,098	102,364
Shoe Carnival, Inc.*	2,522	50,995
Sonic Automotive, Inc. "A"* (a)	11,092	109,034
Stage Stores, Inc.	12,487	162,331
Stein Mart, Inc.*	7,871	69,501
Systemax, Inc.	2,979	36,582
Talbots, Inc.*	19,441	254,677
The Buckle, Inc. (a)	7,264	192,787
The Finish Line, Inc. "A"	14,063	195,616
The Men's Wearhouse, Inc.	14,828	352,758
The Pep Boys - Manny, Moe & Jack	16,838	178,146
The Wet Seal, Inc. "A"*	29,069	98,544
Ulta Salon, Cosmetics & Fragrance, Inc.*	8,696	253,923
Vitamin Shoppe, Inc.*	4,439	121,851
West Marine, Inc.*	4,991	50,709
Winmark Corp.	666	22,271
Zumiez, Inc.*	5,821	123,172

		9,668,842
Textiles, Apparel & Luxury Goods 2.0%
American Apparel, Inc.*	10,700	13,161
Carter's, Inc.* (a)	16,615	437,473
Cherokee, Inc.	1,925	35,112
Columbia Sportswear Co.	3,123	182,508
Crocs, Inc.* (a)	24,108	313,645
Culp, Inc.*	2,428	23,794
Deckers Outdoor Corp.*	10,842	541,666
Delta Apparel, Inc.*	1,605	24,075
G-III Apparel Group Ltd.*	4,400	138,072
Iconix Brand Group, Inc.*	19,970	349,475
Joe's Jeans, Inc.* (a)	11,674	24,632
Jones Apparel Group, Inc.	24,145	474,208
K-Swiss, Inc. "A"*	7,254	92,489
Kenneth Cole Productions, Inc. "A"*	2,090	34,840
LaCrosse Footwear, Inc.	1,258	17,373
Liz Claiborne, Inc.* (a)	26,210	159,357
Maidenform Brands, Inc.*	6,328	182,563
Movado Group, Inc.*	4,312	46,915
Oxford Industries, Inc.	3,823	90,911
Perry Ellis International, Inc.*	2,639	57,662
Quiksilver, Inc.* (a)	35,891	140,334
R.G. Barry Corp.	2,256	23,214
Skechers USA, Inc. "A"*	9,703	227,924
Steven Madden Ltd.*	6,936	284,792
The Warnaco Group, Inc.*	12,745	651,652
Timberland Co. "A"* (a)	11,416	226,151
True Religion Apparel, Inc.* (a)	7,019	149,785
Under Armour, Inc. "A"* (a)	9,730	438,239
Unifi, Inc.*	11,329	51,094
Volcom, Inc.* (a)	5,233	100,055
Weyco Group, Inc.	1,997	48,367
Wolverine World Wide, Inc. (a)	14,204	412,058

		5,993,596
Consumer Staples 3.0%
Beverages 0.1%
Boston Beer Co., Inc. "A"* (a)	2,343	156,677
Coca-Cola Bottling Co. Consolidated	1,174	62,140
Heckmann Corp.*	24,589	95,897
MGP Ingredients, Inc.	3,092	24,272
National Beverage Corp.	2,978	41,692

		380,678
Food & Staples Retailing 0.9%
Arden Group, Inc. "A"	379	31,268
Casey's General Stores, Inc. (a)	10,573	441,423
Great Atlantic & Pacific Tea Co., Inc.* (a)	7,801	30,892
Ingles Markets, Inc. "A"	3,451	57,321
Nash Finch Co.	3,425	145,699
Pantry, Inc.*	6,094	146,926
PriceSmart, Inc.	4,367	127,211
Rite Aid Corp.*	155,027	146,190
Ruddick Corp.	12,257	425,073
Spartan Stores, Inc.	6,153	89,218
Susser Holdings Corp.*	2,300	32,200
The Andersons, Inc. (a)	4,983	188,856
United Natural Foods, Inc.*	12,485	413,753
Village Super Market, Inc. "A"	1,627	45,458
Weis Markets, Inc.	3,112	121,773
Winn-Dixie Stores, Inc.*	14,945	106,558

		2,549,819
Food Products 1.2%
Alico, Inc.	1,130	26,261
B&G Foods, Inc. "A"	13,223	144,395
Bridgford Foods Corp.	620	7,955
Cal-Maine Foods, Inc.	4,278	123,976
Calavo Growers, Inc. (a)	2,900	62,872
Chiquita Brands International, Inc.* (a)	12,448	164,811
Darling International, Inc.*	23,364	199,061
Diamond Foods, Inc. (a)	6,044	247,744
Dole Food Co., Inc.* (a)	9,680	88,572
Farmer Brothers Co.	2,144	34,304
Fresh Del Monte Produce, Inc.* (a)	10,959	237,810
Griffin Land & Nurseries, Inc.	617	16,313
Hain Celestial Group, Inc.*	11,887	285,050
Harbinger Group, Inc.*	2,645	14,680
Imperial Sugar Co. (a)	3,462	45,283
J & J Snack Foods Corp.	3,934	164,953
John B. Sanfilippo & Son, Inc.*	2,193	28,948
Lancaster Colony Corp.	5,336	253,460
Lance, Inc.	7,176	152,849
Lifeway Foods, Inc.*	1,481	15,580
Limoneira Co. (a)	2,264	45,597
Pilgrim's Pride Corp.*	13,503	75,887
Sanderson Farms, Inc.	6,589	285,238
Seneca Foods Corp. "A"*	2,092	54,789
Smart Balance, Inc.*	16,748	64,982
Synutra International, Inc.*	4,980	57,519
Tootsie Roll Industries, Inc. (a)	6,544	162,815
TreeHouse Foods, Inc.* (a)	9,956	458,972

		3,520,676
Household Products 0.2%
Cellu Tissue Holdings, Inc.*	2,523	30,099
Central Garden & Pet Co. "A"*	15,911	164,838
Oil-Dri Corp. of America (a)	1,524	32,781
Spectrum Brands Holdings, Inc.*	4,981	135,384
WD-40 Co.	4,578	174,056

		537,158
Personal Products 0.4%
Elizabeth Arden, Inc.*	6,903	137,991
Female Health Co.	4,952	25,503
Inter Parfums, Inc.	4,035	70,976
Medifast, Inc.*	3,817	103,555
Nature's Sunshine Products, Inc.*	2,086	18,649
Nu Skin Enterprises, Inc. "A"	14,196	408,845
Nutraceutical International Corp.*	2,493	39,115
Prestige Brands Holdings, Inc.*	11,537	114,101
Revlon, Inc. "A"*	2,941	37,115
Schiff Nutrition International, Inc.	3,390	27,798
USANA Health Sciences, Inc.*	1,787	72,123

		1,055,771
Tobacco 0.2%
Alliance One International, Inc.*	24,294	100,820
Star Scientific, Inc.* (a)	27,533	57,819
Universal Corp. (a)	6,691	268,242
Vector Group Ltd. (a)	12,529	234,293

		661,174
Energy 5.4%
Energy Equipment & Services 1.9%
Allis-Chalmers Energy, Inc.*	10,117	42,188
Basic Energy Services, Inc.* (a)	7,002	59,657
Bristow Group, Inc.* (a)	10,397	375,124
Cal Dive International, Inc.*	26,185	143,232
CARBO Ceramics, Inc. (a)	5,299	429,219
Complete Production Services, Inc.*	21,563	440,963
Dawson Geophysical Co.*	2,194	58,470
Dril-Quip, Inc.*	9,423	585,263
Global Geophysical Services, Inc.*	2,163	15,768
Global Industries Ltd.*	27,685	151,437
Gulf Island Fabrication, Inc.	3,989	72,600
GulfMark Offshore, Inc. "A"*	6,569	201,800
Helix Energy Solutions Group, Inc.*	28,987	322,921
Hercules Offshore, Inc.*	31,376	83,146
Hornbeck Offshore Services, Inc.*	6,337	123,508
ION Geophysical Corp.* (a)	35,204	180,949
Key Energy Services, Inc.*	34,727	330,254
Lufkin Industries, Inc.	8,648	379,647
Matrix Service Co.*	7,456	65,240
Natural Gas Services Group*	3,396	50,159
Newpark Resources, Inc.*	27,559	231,496
OYO Geospace Corp.*	1,125	65,115
Parker Drilling Co.* (a)	36,173	157,353
PHI, Inc. (Non Voting)*	3,834	62,034
Pioneer Drilling Co.*	17,319	110,495
RPC, Inc. (a)	7,991	169,090
Seahawk Drilling, Inc.*	3,029	25,625
T-3 Energy Services, Inc.*	3,630	94,924
Tesco Corp.*	8,408	101,148
TETRA Technologies, Inc.*	20,699	211,130
Union Drilling, Inc.*	3,732	16,719
Vantage Drilling Co.*	34,805	55,688
Willbros Group, Inc.*	10,549	96,734

		5,509,096
Oil, Gas & Consumable Fuels 3.5%
Abraxas Petroleum Corp.*	18,561	52,713
Alon USA Energy, Inc. (a)	5,228	28,231
American Oil & Gas, Inc.*	13,874	112,379
Apco Oil & Gas International, Inc.	2,449	84,760
Approach Resources, Inc.*	3,500	39,130
ATP Oil & Gas Corp.* (a)	12,617	172,222
Berry Petroleum Co. "A" (a)	14,168	449,551
Bill Barrett Corp.*	13,383	481,788
BPZ Resources, Inc.* (a)	26,947	103,207
Brigham Exploration Co.*	33,880	635,250
Callon Petroleum Co.*	7,970	39,452
CAMAC Energy, Inc.* (a)	13,139	41,913
Carrizo Oil & Gas, Inc.* (a)	8,696	208,182
Cheniere Energy, Inc.* (a)	20,382	51,363
Clayton Williams Energy, Inc.*	1,610	81,450
Clean Energy Fuels Corp.* (a)	11,372	161,596
Cloud Peak Energy, Inc.*	8,836	161,257
Contango Oil & Gas Co.*	3,234	162,217
Crosstex Energy, Inc.* (a)	10,946	86,473
CVR Energy, Inc.*	8,358	68,954
Delek US Holdings, Inc.	3,425	24,523
Delta Petroleum Corp.* (a)	52,293	41,134
DHT Holdings, Inc. (a)	14,120	58,316
Endeavour International Corp.* (a)	43,266	55,813
Energy Partners Ltd.*	8,023	96,356
Energy XXI (Bermuda) Ltd.*	14,002	323,586
Evolution Petroleum Corp.*	3,988	23,968
FX Energy, Inc.* (a)	12,008	49,713
Gastar Exploration Ltd.*	12,004	48,256
General Maritime Corp. (a)	22,087	108,447
GeoResources, Inc.*	3,571	56,779
GMX Resources, Inc.* (a)	10,088	49,028
Golar LNG Ltd.	10,143	126,990
Goodrich Petroleum Corp.*	6,451	93,991
Green Plains Renewable Energy, Inc.*	4,440	53,768
Gulfport Energy Corp.*	7,449	103,094
Hallador Energy Co.	983	11,432
Harvest Natural Resources, Inc.* (a)	8,927	93,019
Houston American Energy Corp. (a)	4,975	49,750
International Coal Group, Inc.* (a)	40,214	213,939
Isramco, Inc.*	336	20,227
James River Coal Co.*	7,646	134,034
Knightsbridge Tankers Ltd.	4,850	91,665
Kodiak Oil & Gas Corp.*	33,014	111,918
L&L Energy, Inc.* (a)	4,662	37,389
Magnum Hunter Resources Corp.*	13,329	55,182
McMoRan Exploration Co.* (a)	23,245	400,047
Miller Petroleum, Inc.* (a)	4,979	26,837
Nordic American Tanker Shipping Ltd. (a)	13,066	349,646
Northern Oil & Gas, Inc.*	12,507	211,869
Oasis Petroleum, Inc.*	13,511	261,708
Overseas Shipholding Group, Inc.	7,099	243,638
Panhandle Oil & Gas, Inc.	1,844	45,528
Patriot Coal Corp.* (a)	21,682	247,392
Penn Virginia Corp.	12,658	203,034
Petroleum Development Corp.* (a)	5,446	150,310
PetroQuest Energy, Inc.*	15,856	96,563
RAM Energy Resources, Inc.* (a)	15,314	23,890
Rentech, Inc.*	59,802	58,965
Resolute Energy Corp.* (a)	10,479	115,898
REX American Resources Corp.*	1,849	26,792
Rex Energy Corp.*	9,269	118,643
Rosetta Resources, Inc.*	14,722	345,820
Scorpio Tankers, Inc.*	3,725	42,055
Ship Finance International Ltd. (a)	12,208	237,201
Stone Energy Corp.* (a)	12,264	180,649
Swift Energy Co.* (a)	10,458	293,661
Syntroleum Corp.*	20,697	38,703
Teekay Tankers Ltd. "A" (a)	7,573	98,525
TransAtlantic Petroleum Ltd.* (a)	40,722	120,537
Uranium Energy Corp.* (a)	15,302	50,191
USEC, Inc.* (a)	31,294	162,416
VAALCO Energy, Inc.*	16,940	97,236
Venoco, Inc.*	5,429	106,571
W&T Offshore, Inc.	9,912	105,067
Warren Resources, Inc.*	19,323	76,712
Western Refining, Inc.* (a)	14,234	74,586
World Fuel Services Corp.	19,211	499,678

		10,464,773
Financials 20.2%
Capital Markets 1.9%
American Capital Ltd.*	98,756	573,772
Arlington Asset Investment Corp. "A"	1,872	43,636
Artio Global Investors, Inc. "A"	7,712	117,994
BGC Partners, Inc. "A" (a)	15,712	93,801
BlackRock Kelso Capital Corp.	18,350	211,025
Calamos Asset Management, Inc. "A"	5,815	66,873
Capital Southwest Corp.	783	71,096
Cohen & Steers, Inc.	4,940	107,198
Cowen Group, Inc. "A"*	10,029	32,995
Diamond Hill Investment Group	700	51,100
Duff & Phelps Corp. "A"	7,539	101,550
Epoch Holding Corp. (a)	4,061	52,306
Evercore Partners, Inc. "A"	4,323	123,681
FBR Capital Markets Corp.*	14,578	45,775
Fifth Street Finance Corp.	15,294	170,375
Financial Engines, Inc.*	3,578	47,516
GAMCO Investors, Inc. "A"	2,050	78,986
GFI Group, Inc.	18,300	84,912
Gladstone Capital Corp.	5,787	65,219
Gladstone Investment Corp.	6,600	44,220
Gleacher & Co., Inc.*	21,525	34,655
Harris & Harris Group, Inc.*	8,500	36,295
Hercules Technology Growth Capital, Inc.	10,450	105,649
HFF, Inc. "A"*	5,279	48,989
International Assets Holding Corp.* (a)	3,389	61,341
Investment Technology Group, Inc.*	12,036	171,152
JMP Group, Inc.	4,691	28,615
KBW, Inc. (a)	9,802	250,931
Knight Capital Group, Inc. "A"* (a)	26,353	326,514
LaBranche & Co., Inc.*	9,695	37,811
Ladenburg Thalmann Financial Services, Inc.*	25,243	25,748
Main Street Capital Corp.	3,368	53,518
MCG Capital Corp.	21,116	123,317
MF Global Holdings Ltd.* (a)	29,458	212,098
MVC Capital, Inc.	6,694	86,821
NGP Capital Resources Co.	5,775	52,322
Oppenheimer Holdings, Inc. "A"	2,816	78,707
optionsXpress Holdings, Inc.*	11,646	178,883
PennantPark Investment Corp.	8,649	91,766
Penson Worldwide, Inc.* (a)	5,222	25,953
Piper Jaffray Companies, Inc.*	4,761	138,688
Prospect Capital Corp.	18,524	179,868
Pzena Investment Management, Inc. "A"	2,800	19,236
Rodman & Renshaw Capital Group, Inc.*	4,364	9,383
Safeguard Scientifics, Inc.*	5,644	70,719
Sanders Morris Harris Group, Inc.	6,136	34,730
Solar Capital Ltd.	1,550	33,248
Stifel Financial Corp.*	9,528	441,051
SWS Group, Inc.	7,909	56,708
TICC Capital Corp.	7,343	76,000
TradeStation Group, Inc.*	11,290	74,288
Triangle Capital Corp.	3,242	51,807
Virtus Investment Partners, Inc.*	1,293	39,126
Westwood Holdings Group, Inc.	1,573	53,215

		5,493,182
Commercial Banks 5.6%
1st Source Corp.	4,460	77,426
1st United Bancorp., Inc.*	6,090	39,159
Alliance Financial Corp. (a)	1,287	38,906
American National Bankshares, Inc.	1,893	41,532
Ameris Bancorp. (a)	6,570	61,429
Ames National Corp. (a)	2,109	42,053
Arrow Financial Corp.	2,657	66,648
BancFirst Corp.	2,065	83,550
Banco Latinoamericano de Comercio Exterior SA "E"	7,652	110,571
Bancorp. Rhode Island, Inc.	1,041	29,075
Bank of Marin Bancorp.	1,798	57,968
Bank of the Ozarks, Inc.	3,578	132,708
Boston Private Financial Holdings, Inc. (a)	19,905	130,179
Bridge Bancorp., Inc.	1,549	38,709
Bryn Mawr Bank Corp. (a)	2,205	37,970
Camden National Corp.	2,116	73,319
Capital City Bank Group, Inc.	3,126	37,950
Cardinal Financial Corp.	7,879	75,717
Cathay General Bancorp.	21,574	256,515
Center Financial Corp.*	9,881	50,294
Centerstate Banks, Inc.	6,105	52,381
Century Bancorp., Inc. "A"	1,033	24,678
Chemical Financial Corp.	6,740	139,114
Citizens & Northern Corp.	3,658	47,554
Citizens Republic Bancorp., Inc.*	107,757	97,100
City Holding Co. (a)	4,338	133,046
CNB Financial Corp.	2,740	37,675
CoBiz Financial, Inc. (a)	9,034	50,229
Columbia Banking System, Inc.	10,872	213,635
Community Bank System, Inc. (a)	9,760	224,578
Community Trust Bancorp., Inc.	3,759	101,831
CVB Financial Corp. (a)	25,006	187,795
Danvers Bancorp., Inc.	5,171	79,271
Eagle Bancorp., Inc.*	4,712	54,094
Encore Bancshares, Inc.*	2,230	16,034
Enterprise Financial Services Corp. (a)	3,626	33,722
Financial Institutions, Inc.	2,853	50,384
First BanCorp. - North Carolina	4,128	56,223
First BanCorp. - Puerto Rico* (a)	23,808	6,666
First Bancorp., Inc.	2,700	37,341
First Busey Corp.	14,323	65,170
First Commonwealth Financial Corp.	29,410	160,284
First Community Bancshares, Inc.	4,380	56,502
First Financial Bancorp.	16,027	267,330
First Financial Bankshares, Inc. (a)	6,070	285,229
First Financial Corp. - Indiana	3,054	90,093
First Interstate BancSystem, Inc. "A"	3,449	46,424
First Merchants Corp.	6,928	52,861
First Midwest Bancorp., Inc. (a)	20,572	237,195
First of Long Island Corp.	1,711	42,741
First South Bancorp., Inc. (a)	2,400	23,808
FirstMerit Corp. (a)	30,746	563,267
FNB Corp. (a)	31,899	273,055
German American Bancorp., Inc. (a)	2,880	49,421
Glacier Bancorp., Inc.	20,730	302,658
Great Southern Bancorp., Inc.	2,688	58,518
Greene Bancshares, Inc.* (a)	3,288	22,326
Hancock Holding Co.	8,112	243,928
Hanmi Financial Corp.*	28,808	36,874
Heartland Financial USA, Inc.	3,621	55,727
Heritage Financial Corp.*	2,663	37,282
Home Bancorp., Inc.*	2,056	27,509
Home Bancshares, Inc.	6,054	123,017
Hudson Valley Holding Corp. (a)	3,292	64,260
IBERIABANK Corp.	7,693	384,496
Independent Bank Corp. - Massachusetts (a)	6,386	143,813
International Bancshares Corp. (a)	14,696	248,215
Investors Bancorp., Inc.*	13,607	161,107
Lakeland Bancorp., Inc.	5,557	46,845
Lakeland Financial Corp.	4,682	87,366
MainSource Financial Group, Inc.	5,170	39,499
MB Financial, Inc.	14,648	237,591
Merchants Bancshares, Inc.	1,476	36,811
Metro Bancorp., Inc.*	3,770	39,170
MidSouth Bancorp., Inc.	2,182	30,875
MidWestOne Financial Group, Inc.	1,903	27,898
Nara Bancorp., Inc.*	10,756	75,937
National Bankshares, Inc.	1,801	46,466
National Penn Bancshares, Inc. (a)	34,626	216,412
NBT Bancorp., Inc.	10,180	224,673
Northfield Bancorp., Inc. (a)	4,859	52,574
Old National Bancorp. (a)	24,349	255,664
OmniAmerican Bancorp., Inc.*	3,324	37,461
Oriental Financial Group, Inc. (a)	13,837	184,032
Orrstown Financial Services, Inc.	1,658	38,399
Pacific Continental Corp.	5,134	46,463
PacWest Bancorp. (a)	8,614	164,183
Park National Corp.	3,448	220,810
Peapack-Gladstone Financial Corp. (a)	2,730	32,159
Penns Woods Bancorp., Inc.	1,195	39,495
Peoples Bancorp., Inc.	2,888	35,725
Pinnacle Financial Partners, Inc.* (a)	9,119	83,804
Porter Bancorp., Inc.	730	7,329
PrivateBancorp., Inc.	14,329	163,207
Prosperity Bancshares, Inc.	13,334	432,955
Renasant Corp. (a)	5,828	88,644
Republic Bancorp., Inc. "A" (a)	2,881	60,876
S&T Bancorp., Inc. (a)	6,950	121,069
S.Y. Bancorp., Inc.	3,280	81,410
Sandy Spring Bancorp., Inc. (a)	6,664	103,292
SCBT Financial Corp.	3,587	111,879
Sierra Bancorp.	2,333	28,813
Signature Bank* (a)	11,714	454,972
Simmons First National Corp. "A"	4,789	135,385
Southside Bancshares, Inc.	4,547	85,893
Southwest Bancorp., Inc.	5,458	70,790
State Bancorp., Inc.	4,711	42,305
StellarOne Corp.	6,044	76,880
Sterling Bancorp.	7,483	65,027
Sterling Bancshares, Inc.	25,443	136,629
Suffolk Bancorp.	3,055	77,353
Susquehanna Bancshares, Inc.	36,313	306,482
SVB Financial Group*	11,935	505,089
Taylor Capital Group, Inc.* (a)	2,671	30,636
Texas Capital Bancshares, Inc.*	10,126	174,876
The Bancorp., Inc.*	6,263	41,899
Tompkins Financial Corp.	2,172	86,142
Tower Bancorp., Inc.	1,555	31,520
TowneBank (a)	6,517	97,494
TriCo Bancshares	3,873	59,528
Trustmark Corp. (a)	18,391	399,820
UMB Financial Corp.	9,184	326,124
Umpqua Holdings Corp.	32,850	372,519
Union First Market Bankshares Corp.	5,215	68,108
United Bankshares, Inc. (a)	10,733	267,144
United Community Banks, Inc.* (a)	26,924	60,310
Univest Corp. of Pennsylvania	4,839	84,489
Virginia Commerce Bancorp., Inc.*	5,560	27,022
Washington Banking Co.	4,402	61,012
Washington Trust Bancorp., Inc.	3,900	74,568
Webster Financial Corp.	18,084	317,555
WesBanco, Inc.	7,017	114,658
West Bancorp.* (a)	4,052	25,528
West Coast Bancorp.*	26,072	59,444
Westamerica Bancorp.	8,391	457,226
Western Alliance Bancorp.*	16,341	109,485
Whitney Holding Corp.	26,736	218,433
Wilshire Bancorp., Inc. (a)	5,344	34,950
Wintrust Financial Corp.	8,598	278,661

		16,583,881
Consumer Finance 0.6%
Advance America Cash Advance Centers, Inc.	14,750	59,443
Cardtronics, Inc.*	7,459	115,092
Cash America International, Inc.	8,257	288,995
CompuCredit Holdings Corp. (a)	5,046	24,322
Credit Acceptance Corp.*	1,823	110,401
Dollar Financial Corp.*	6,697	139,766
EZCORP, Inc. "A"*	13,521	270,961
First Cash Financial Services, Inc.*	8,311	230,630
Nelnet, Inc. "A"	7,274	166,429
Student Loan Corp.	1,094	32,492
The First Marblehead Corp.* (a)	15,439	36,127
World Acceptance Corp.*	4,539	200,442

		1,675,100
Diversified Financial Services 0.5%
Asset Acceptance Capital Corp.* (a)	4,934	26,496
ASTA Funding, Inc.	2,924	22,310
California First National Bancorp.	432	5,473
Compass Diversified Holdings	9,425	152,308
Encore Capital Group, Inc.*	3,840	69,197
Life Partners Holdings, Inc.	1,833	34,882
MarketAxess Holdings, Inc.	7,613	129,269
Marlin Business Services Corp.*	2,370	28,440
Medallion Financial Corp.	4,500	35,055
NewStar Financial, Inc.*	7,313	54,189
PHH Corp.* (a)	15,375	323,797
PICO Holdings, Inc.* (a)	6,238	186,267
Portfolio Recovery Associates, Inc.* (a)	4,730	305,795
Primus Guaranty Ltd.*	3,383	15,426

		1,388,904
Insurance 2.8%
Alterra Capital Holdings Ltd.	27,510	547,999
Ambac Financial Group, Inc.* (a)	80,300	44,567
American Equity Investment Life Holding Co.	15,747	161,249
American Physicians Capital, Inc.	2,296	95,192
American Physicians Service Group, Inc.	1,594	51,566
American Safety Insurance Holdings Ltd.*	2,900	47,386
AMERISAFE, Inc.*	5,944	111,628
AmTrust Financial Services, Inc.	5,973	86,728
Argo Group International Holdings Ltd.	8,660	300,848
Baldwin & Lyons, Inc.	2,192	55,786
Citizens, Inc.* (a)	10,066	69,355
CNA Surety Corp.*	5,577	99,940
CNO Financial Group, Inc.*	61,539	340,926
Crawford & Co. "B"* (a)	7,300	17,739
Delphi Financial Group, Inc. "A" (a)	13,776	344,262
Donegal Group, Inc. "A"	2,772	36,230
eHealth, Inc.*	6,583	85,052
EMC Insurance Group, Inc. (a)	1,245	26,543
Employers Holdings, Inc.	12,058	190,155
Enstar Group Ltd.*	2,099	152,387
FBL Financial Group, Inc. "A"	3,686	95,762
First American Financial Corp.	28,871	431,333
First Mercury Financial Corp.	4,111	41,439
Flagstone Reinsurance Holdings SA	14,522	154,079
FPIC Insurance Group, Inc.*	2,734	95,936
Gerova Financial Group Ltd.* (a)	1,919	10,363
Global Indemnity PLC*	3,832	61,504
Greenlight Capital Re Ltd. "A"*	7,853	196,482
Hallmark Financial Services, Inc.*	2,863	25,023
Harleysville Group, Inc.	3,229	105,879
Hilltop Holdings, Inc.*	12,042	115,362
Horace Mann Educators Corp.	11,135	197,980
Infinity Property & Casualty Corp.	3,675	179,230
Kansas City Life Insurance Co.	1,074	33,498
Maiden Holdings Ltd.	13,881	105,634
Meadowbrook Insurance Group, Inc.	15,107	135,510
Montpelier Re Holdings Ltd.	20,573	356,324
National Financial Partners Corp.* (a)	11,803	149,544
National Interstate Corp.	1,857	40,427
National Western Life Insurance Co. "A"	636	89,473
Navigators Group, Inc.*	3,387	151,162
NYMAGIC, Inc.	1,455	37,350
Phoenix Companies, Inc.* (a)	31,041	65,186
Platinum Underwriters Holdings Ltd.	11,533	501,916
PMA Capital Corp. "A"*	9,094	68,569
Presidential Life Corp.	7,856	76,989
Primerica, Inc.	6,636	134,976
ProAssurance Corp.*	9,292	535,126
RLI Corp.	5,110	289,328
Safety Insurance Group, Inc.	3,509	147,448
Seabright Holdings, Inc.	6,465	52,108
Selective Insurance Group, Inc.	14,764	240,506
State Auto Financial Corp.	3,829	58,239
Stewart Information Services Corp. (a)	5,132	58,094
Tower Group, Inc.	11,210	261,754
United Fire & Casualty Co.	6,338	134,429
Universal Insurance Holdings, Inc.	4,094	18,382

		8,317,882
Real Estate Investment Trusts 7.2%
Acadia Realty Trust (REIT)	11,109	211,071
Agree Realty Corp. (REIT)	2,410	60,853
Alexander's, Inc. (REIT)	568	179,363
American Campus Communities, Inc. (REIT)	18,324	557,783
American Capital Agency Corp. (REIT) (a)	9,038	240,140
Anworth Mortgage Asset Corp. (REIT)	33,079	235,853
Apollo Commercial Real Estate Finance, Inc. (REIT)	4,906	78,839
Ashford Hospitality Trust (REIT)* (a)	10,913	98,763
Associated Estates Realty Corp. (REIT)	8,802	123,052
BioMed Realty Trust, Inc. (REIT)	32,593	584,067
CapLease, Inc. (REIT)	15,565	87,008
Capstead Mortgage Corp. (REIT)	19,328	210,095
CBL & Associates Properties, Inc. (REIT) (a)	38,264	499,728
Cedar Shopping Centers, Inc. (REIT)	15,179	92,288
Chatham Lodging Trust (REIT)*	2,408	44,813
Chesapeake Lodging Trust (REIT)	2,132	34,880
Cogdell Spencer, Inc. (REIT)	11,972	75,663
Colonial Properties Trust (REIT)	19,275	312,062
Colony Financial, Inc. (REIT)	4,286	79,205
Cousins Properties, Inc. (REIT)	25,062	178,943
CreXus Investment Corp. (REIT)	3,610	43,428
Cypress Sharpridge Investments, Inc. (REIT)	10,028	133,874
DCT Industrial Trust, Inc. (REIT)	61,169	293,000
DiamondRock Hospitality Co. (REIT)	42,792	406,096
DuPont Fabros Technology, Inc. (REIT)	11,342	285,251
Dynex Capital, Inc. (REIT)	3,434	37,019
EastGroup Properties, Inc. (REIT)	7,465	279,042
Education Realty Trust, Inc. (REIT)	16,012	114,486
Entertainment Properties Trust (REIT)	13,218	570,753
Equity Lifestyle Properties, Inc. (REIT)	7,252	395,089
Equity One, Inc. (REIT)	10,383	175,265
Excel Trust, Inc. (REIT)	4,207	47,413
Extra Space Storage, Inc. (REIT)	25,268	405,299
FelCor Lodging Trust, Inc. (REIT)*	27,247	125,336
First Industrial Realty Trust, Inc. (REIT)*	17,629	89,379
First Potomac Realty Trust (REIT)	10,299	154,485
Franklin Street Properties Corp. (REIT) (a)	19,397	240,911
Getty Realty Corp. (REIT)	5,787	155,265
Gladstone Commercial Corp. (REIT)	3,004	51,549
Glimcher Realty Trust (REIT)	23,868	146,788
Government Properties Income Trust (REIT)	7,734	206,498
Hatteras Financial Corp. (REIT) (a)	12,883	366,779
Healthcare Realty Trust, Inc. (REIT)	17,270	403,945
Hersha Hospitality Trust (REIT)	30,574	158,373
Highwoods Properties, Inc. (REIT)	20,386	661,933
Home Properties, Inc. (REIT) (a)	11,301	597,823
Inland Real Estate Corp. (REIT)	21,159	175,831
Invesco Mortgage Capital (REIT)	7,184	154,600
Investors Real Estate Trust (REIT) (a)	22,958	192,388
iStar Financial, Inc. (REIT)* (a)	25,586	78,293
Kilroy Realty Corp. (REIT) (a)	15,542	515,062
Kite Realty Group Trust (REIT)	14,993	66,569
LaSalle Hotel Properties (REIT)	19,351	452,620
Lexington Realty Trust (REIT)	26,846	192,217
LTC Properties, Inc. (REIT)	6,519	166,365
Medical Properties Trust, Inc. (REIT) (a)	30,773	312,038
MFA Financial, Inc. (REIT) (a)	79,569	607,111
Mid-America Apartment Communities, Inc. (REIT)	9,205	536,467
Mission West Properties, Inc. (REIT)	4,927	33,405
Monmouth Real Estate Investment Corp. "A" (REIT)	7,368	57,618
MPG Office Trust, Inc. (REIT)*	13,374	33,435
National Health Investors, Inc. (REIT)	6,742	297,053
National Retail Properties, Inc. (REIT) (a)	23,713	595,433
Newcastle Investment Corp. (REIT)*	17,287	53,590
NorthStar Realty Finance Corp. (REIT) (a)	20,986	78,488
OMEGA Healthcare Investors, Inc. (REIT) (a)	25,882	581,051
One Liberty Properties, Inc. (REIT)	2,332	37,102
Parkway Properties, Inc. (REIT)	6,013	88,992
Pebblebrook Hotel Trust (REIT)*	9,613	173,130
Pennsylvania Real Estate Investment Trust (REIT) (a)	15,358	182,146
Pennymac Mortgage Investment Trust (REIT)	4,837	86,534
Post Properties, Inc. (REIT)	13,420	374,686
Potlatch Corp. (REIT)	11,507	391,238
PS Business Parks, Inc. (REIT)	5,222	295,409
RAIT Financial Trust (REIT)* (a)	20,393	33,648
Ramco-Gershenson Properties Trust (REIT)	10,565	113,151
Redwood Trust, Inc. (REIT) (a)	22,431	324,352
Resource Capital Corp. (REIT)	12,189	77,400
Retail Opportunity Investments Corp.	11,617	111,175
Saul Centers, Inc. (REIT)	1,750	73,413
Sovran Self Storage, Inc. (REIT)	7,719	292,550
Starwood Property Trust, Inc. (REIT)	13,792	274,047
Strategic Hotels & Resorts, Inc. (REIT)*	39,002	165,369
Sun Communities, Inc. (REIT) (a)	5,282	162,157
Sunstone Hotel Investors, Inc. (REIT)* (a)	27,154	246,287
Tanger Factory Outlet Centers, Inc. (REIT) (a)	11,580	545,881
Terreno Realty Corp. (REIT)*	2,555	46,552
Two Harbors Investment Corp. (REIT)	7,206	64,998
U-Store-It Trust (REIT)	25,895	216,223
UMH Properties, Inc. (REIT)	2,562	27,516
Universal Health Realty Income Trust (REIT)	3,136	107,910
Urstadt Biddle Properties "A" (REIT)	5,687	102,821
Walter Investment Management Corp. (REIT)	8,354	146,111
Washington Real Estate Investment Trust (REIT)	17,380	551,467
Winthrop Realty Trust (REIT)	4,999	61,788

		21,083,235
Real Estate Management & Development 0.1%
Avatar Holdings, Inc.*	2,200	41,976
Consolidated-Tomoka Land Co.	1,414	40,313
Forestar Group, Inc.*	10,262	174,967
Hudson Pacific Properties, Inc. (REIT)	4,113	67,330
Kennedy-Wilson Holdings, Inc.* (a)	5,753	60,982
Tejon Ranch Co.*	3,636	78,792
Thomas Properties Group, Inc.*	9,793	34,961

		499,321
Thrifts & Mortgage Finance 1.5%
Abington Bancorp., Inc.	5,774	60,858
Astoria Financial Corp.	24,146	329,110
Bank Mutual Corp.	12,588	65,332
BankFinancial Corp.	5,273	48,353
Beneficial Mutual Bancorp., Inc.*	9,529	85,475
Berkshire Hills Bancorp., Inc.	3,964	75,157
BofI Holding, Inc.*	1,931	22,921
Brookline Bancorp., Inc.	16,266	162,335
Clifton Savings Bancorp., Inc.	3,000	25,800
Dime Community Bancshares	7,457	103,279
Doral Financial Corp.*	5,953	9,882
ESB Financial Corp.	2,104	29,288
ESSA Bancorp., Inc.	3,920	46,413
Federal Agricultural Mortgage Corp. "C" (a)	2,672	28,911
First Financial Holdings, Inc.	4,800	53,472
Flagstar Bancorp., Inc.*	13,107	23,855
Flushing Financial Corp.	9,655	111,612
Fox Chase Bancorp.*	1,710	16,177
Heritage Financial Group (a)	350	2,947
Home Federal Bancorp., Inc.	4,624	56,274
K-Fed Bancorp. (a)	1,069	8,434
Kearny Financial Corp. (a)	4,150	36,644
Meridian Interstate Bancorp., Inc.*	2,800	29,512
MGIC Investment Corp.*	57,820	533,679
NASB Financial, Inc. (a)	1,000	16,550
NewAlliance Bancshares, Inc.	30,423	383,938
Northwest Bancshares, Inc.	31,894	356,894
OceanFirst Financial Corp.	3,998	49,055
Ocwen Financial Corp.*	20,501	207,880
Oritani Financial Corp.	15,619	155,878
Provident Financial Services, Inc. (a)	16,559	204,669
Provident New York Bancorp.	10,753	90,218
Radian Group, Inc. (a)	38,561	301,547
Rockville Financial, Inc.	2,500	28,725
Roma Financial Corp.	2,001	21,071
Territorial Bancorp., Inc.	3,379	56,869
The PMI Group, Inc.*	38,705	142,047
TrustCo Bank Corp.	23,429	130,265
United Financial Bancorp., Inc.	4,635	62,619
ViewPoint Financial Group	3,848	35,594
Waterstone Financial, Inc.*	3,020	12,050
Westfield Financial, Inc.	7,834	61,105
WSFS Financial Corp.	1,351	50,676

		4,333,370
Health Care 12.7%
Biotechnology 3.3%
Acorda Therapeutics, Inc.*	11,309	373,423
Affymax, Inc.*	5,818	34,617
Alkermes, Inc.* (a)	26,279	384,987
Allos Therapeutics, Inc.*	21,791	102,854
Alnylam Pharmaceuticals, Inc.* (a)	10,094	123,954
AMAG Pharmaceuticals, Inc.*	5,958	102,537
Anthera Pharmaceuticals, Inc.*	1,642	6,880
Arena Pharmaceuticals, Inc.* (a)	27,846	43,718
ARIAD Pharmaceuticals, Inc.*	30,473	116,407
ArQule, Inc.*	10,964	56,465
Array BioPharma, Inc.*	20,703	66,871
AspenBio Pharma, Inc.*	9,688	4,941
Aveo Pharmaceuticals, Inc.*	2,625	29,243
AVI BioPharma, Inc.* (a)	31,729	58,381
BioCryst Pharmaceuticals, Inc.* (a)	11,241	55,531
BioSante Pharmaceuticals, Inc.* (a)	17,860	30,005
BioSpecifics Technologies Corp.*	1,133	30,500
BioTime, Inc.* (a)	5,896	28,006
Celera Corp.*	22,722	153,146
Celldex Therapeutics, Inc.* (a)	12,936	51,744
Cepheid, Inc.* (a)	16,712	312,682
Chelsea Therapeutics International Ltd.*	7,764	39,752
Clinical Data, Inc.* (a)	2,793	47,118
Codexis, Inc.*	1,717	16,483
Cubist Pharmaceuticals, Inc.* (a)	16,395	383,479
Curis, Inc.*	20,390	27,934
Cytokinetics, Inc.*	14,310	37,778
Cytori Therapeutics, Inc.* (a)	11,552	56,489
CytRx Corp.*	30,797	23,095
Dyax Corp.*	27,197	64,457
Dynavax Technologies Corp.*	19,970	36,545
Emergent Biosolutions, Inc.*	5,203	89,804
Enzon Pharmaceuticals, Inc.* (a)	13,743	154,609
Exact Sciences Corp.*	9,878	71,517
Exelixis, Inc.*	33,965	133,143
Genomic Health, Inc.* (a)	3,714	49,619
Geron Corp.* (a)	27,300	150,969
Halozyme Therapeutics, Inc.* (a)	20,380	157,130
Idenix Pharmaceuticals, Inc.* (a)	8,923	27,661
ImmunoGen, Inc.* (a)	18,441	115,625
Immunomedics, Inc.*	17,735	57,107
Incyte Corp.* (a)	24,304	388,621
Infinity Pharmaceuticals, Inc.* (a)	4,077	22,464
Inhibitex, Inc.* (a)	13,677	24,619
Inovio Pharmaceuticals, Inc.*	22,423	28,029
InterMune, Inc.*	12,258	166,954
Ironwood Pharmaceuticals, Inc. "A"*	5,300	53,954
Isis Pharmaceuticals, Inc.* (a)	26,187	219,971
Keryx Biopharmaceuticals, Inc.*	14,167	68,143
Lexicon Pharmaceuticals, Inc.* (a)	55,160	88,256
Ligand Pharmaceuticals, Inc. "B"*	34,591	54,654
MannKind Corp.* (a)	17,333	117,171
Martek Biosciences Corp.* (a)	9,211	208,445
Maxygen, Inc.*	9,217	53,366
Medivation, Inc.* (a)	9,601	124,813
Metabolix, Inc.* (a)	7,437	93,558
Micromet, Inc.* (a)	22,431	150,736
Momenta Pharmaceuticals, Inc.* (a)	11,014	165,761
Nabi Biopharmaceuticals*	11,823	56,750
Nanosphere, Inc.*	5,646	28,399
Neuralstem, Inc.* (a)	11,745	29,597
Neurocrine Biosciences, Inc.*	13,100	79,386
NeurogesX, Inc.* (a)	3,322	22,955
Novavax, Inc.* (a)	21,587	47,276
NPS Pharmaceuticals, Inc.*	15,762	107,812
Nymox Pharmaceutical Corp.*	5,140	18,350
Omeros Corp.*	5,239	38,192
Onyx Pharmaceuticals, Inc.*	17,349	457,667
Opko Health, Inc.* (a)	24,539	54,967
Orexigen Therapeutics, Inc.* (a)	8,596	50,974
Osiris Therapeutics, Inc.*	3,897	28,370
PDL BioPharma, Inc.	39,051	205,408
Peregrine Pharmaceuticals, Inc.*	14,359	20,821
Pharmacyclics, Inc.* (a)	10,537	84,928
Pharmasset, Inc.*	8,092	238,714
Progenics Pharmaceuticals, Inc.* (a)	7,227	36,496
Rigel Pharmaceuticals, Inc.* (a)	15,022	126,335
Sangamo BioSciences, Inc.*	17,705	60,728
Savient Pharmaceuticals, Inc.* (a)	19,047	435,605
SciClone Pharmaceuticals, Inc.*	11,399	30,093
Seattle Genetics, Inc.* (a)	23,242	360,948
SIGA Technologies, Inc.* (a)	8,614	72,874
Spectrum Pharmaceuticals, Inc.* (a)	13,828	57,663
StemCells, Inc.*	34,035	28,249
Synta Pharmaceuticals Corp.*	5,100	20,349
Targacept, Inc.*	6,599	147,422
Theravance, Inc.* (a)	17,601	353,780
Transcept Pharmaceuticals, Inc.*	1,485	10,351
Vanda Pharmaceuticals, Inc.*	7,331	48,971
Vical, Inc.* (a)	15,702	35,016
Zalicus, Inc.*	18,220	23,686
ZIOPHARM Oncology, Inc.*	13,547	50,801
ZymoGenetics, Inc.*	14,783	144,134

		9,550,788
Health Care Equipment & Supplies 3.3%
Abaxis, Inc.* (a)	5,983	138,207
ABIOMED, Inc.* (a)	8,507	90,259
Accuray, Inc.*	14,200	88,324
AGA Medical Holdings, Inc.* (a)	3,386	47,269
Align Technology, Inc.* (a)	16,684	326,673
Alimera Sciences, Inc.*	1,779	17,025
Alphatec Holdings, Inc.* (a)	14,080	29,990
American Medical Systems Holdings, Inc.*	21,614	423,202
Analogic Corp.	3,662	164,351
AngioDynamics, Inc.*	6,799	103,617
Antares Pharma, Inc.*	19,564	28,368
ArthroCare Corp.*	7,457	202,681
Atrion Corp.	417	65,682
Cantel Medical Corp.	3,630	58,806
Cerus Corp.* (a)	10,868	41,733
Conceptus, Inc.* (a)	8,317	114,359
CONMED Corp.*	7,975	178,720
CryoLife, Inc.*	7,954	48,281
Cutera, Inc.*	4,245	34,385
Cyberonics, Inc.*	7,654	204,209
Cynosure, Inc. "A"*	2,868	29,282
Delcath Systems, Inc.* (a)	9,911	71,557
Dexcom, Inc.*	17,596	232,619
Dynavox, Inc. "A"*	2,601	21,120
Endologix, Inc.*	17,597	80,242
Exactech, Inc.*	2,330	38,026
Greatbatch, Inc.*	6,518	151,152
Haemonetics Corp.*	6,951	406,842
Hansen Medical, Inc.* (a)	11,134	15,922
HeartWare International, Inc.*	2,585	177,745
ICU Medical, Inc.*	3,184	118,731
Immucor, Inc.* (a)	20,097	398,524
Insulet Corp.* (a)	10,595	149,813
Integra LifeSciences Holdings*	5,809	229,223
Invacare Corp. (a)	8,594	227,827
IRIS International, Inc.*	4,512	43,315
Kensey Nash Corp.* (a)	2,218	64,078
MAKO Surgical Corp.* (a)	7,097	67,989
Masimo Corp. (a)	14,493	395,804
Medical Action Industries, Inc.*	3,662	33,141
MELA Sciences, Inc.* (a)	6,908	45,040
Meridian Bioscience, Inc. (a)	11,203	245,122
Merit Medical Systems, Inc.*	7,599	120,748
Natus Medical, Inc.*	8,038	117,114
Neogen Corp.*	6,184	209,328
NuVasive, Inc.* (a)	10,824	380,355
NxStage Medical, Inc.*	6,878	131,370
OraSure Technologies, Inc.*	13,078	52,966
Orthofix International NV*	5,234	164,452
Orthovita, Inc.*	17,658	40,084
Palomar Medical Technologies, Inc.*	5,096	52,642
Quidel Corp.* (a)	5,999	65,929
Rochester Medical Corp.*	3,230	35,239
RTI Biologics, Inc.*	14,435	37,964
Sirona Dental Systems, Inc.*	9,262	333,802
Solta Medical, Inc.*	16,467	32,934
SonoSite, Inc.*	3,890	130,354
Spectranetics Corp.*	8,299	44,981
STAAR Surgical Co.*	9,642	52,163
Stereotaxis, Inc.* (a)	6,688	27,688
STERIS Corp.	16,572	550,522
SurModics, Inc.* (a)	4,848	57,788
Symmetry Medical, Inc.*	9,633	92,862
Syneron Medical Ltd.*	9,887	98,079
Synovis Life Technologies, Inc.*	3,152	47,122
TomoTherapy, Inc.*	15,020	52,870
Unilife Corp.* (a)	13,426	80,959
Vascular Solutions, Inc.*	4,436	50,925
Volcano Corp.*	14,076	365,695
West Pharmaceutical Services, Inc. (a)	9,308	319,357
Wright Medical Group, Inc.*	10,744	154,821
Young Innovations, Inc.	1,729	49,467
Zoll Medical Corp.*	5,933	191,458

		9,791,293
Health Care Providers & Services 3.3%
Accretive Health, Inc.*	3,229	34,970
Air Methods Corp.*	3,122	129,813
Alliance HealthCare Services, Inc.*	6,523	29,875
Allied Healthcare International, Inc.*	14,314	35,785
Almost Family, Inc.*	2,247	66,579
Amedisys, Inc.* (a)	7,937	188,901
America Service Group, Inc.	2,655	39,506
American Dental Partners, Inc.*	4,113	49,603
AMERIGROUP Corp.* (a)	14,317	608,043
AMN Healthcare Services, Inc.*	11,853	60,924
AmSurg Corp.*	8,699	152,059
Assisted Living Concepts, Inc. "A"*	2,797	85,141
Bio-Reference Laboratories, Inc.* (a)	6,505	135,694
BioScrip, Inc.*	10,874	56,110
Capital Senior Living Corp.*	7,192	38,333
CardioNet, Inc.*	10,098	45,542
Catalyst Health Solutions, Inc.*	10,953	385,655
Centene Corp.* (a)	13,667	322,405
Chemed Corp. (a)	6,363	362,500
Chindex International, Inc.*	4,200	63,462
Clarient, Inc.* (a)	15,301	51,717
Continucare Corp.*	9,074	38,111
CorVel Corp.*	1,890	80,231
Cross Country Healthcare, Inc.*	9,952	71,555
Emeritus Corp.* (a)	5,588	95,331
Five Star Quality Care, Inc.*	8,717	44,021
Genoptix, Inc.*	4,812	68,330
Gentiva Health Services, Inc.*	7,726	168,813
Hanger Orthopedic Group, Inc.*	7,261	105,575
Health Grades, Inc.*	7,555	61,875
HEALTHSOUTH Corp.* (a)	25,937	497,990
Healthspring, Inc.*	16,005	413,569
Healthways, Inc.*	9,139	106,378
HMS Holdings Corp.* (a)	7,540	444,408
IPC The Hospitalist Co.*	4,582	125,180
Kindred Healthcare, Inc.*	11,063	144,040
Landauer, Inc.	2,590	162,212
LCA-Vision, Inc.*	5,151	28,691
LHC Group, Inc.*	4,416	102,407
Magellan Health Services, Inc.*	9,621	454,496
MedCath Corp.*	5,282	53,190
Metropolitan Health Networks, Inc.* (a)	11,032	41,922
Molina Healthcare, Inc.*	3,725	100,538
MWI Veterinary Supply, Inc.*	3,367	194,343
National Healthcare Corp.	2,443	90,562
National Research Corp.	400	10,432
Owens & Minor, Inc.	17,938	510,515
PDI, Inc.*	2,469	21,579
PharMerica Corp.*	8,512	81,119
Prospect Medical Holdings, Inc.*	2,597	22,075
Providence Service Corp.*	3,580	58,676
PSS World Medical, Inc.* (a)	16,527	353,347
Psychiatric Solutions, Inc.*	16,266	545,724
RehabCare Group, Inc.*	6,794	137,375
Res-Care, Inc.*	6,978	92,598
Rural/Metro Corp.*	5,268	44,831
Select Medical Holdings Corp.*	13,857	106,699
Skilled Healthcare Group, Inc. "A"*	5,574	21,906
Sun Healthcare Group, Inc.*	20,981	177,709
Sunrise Senior Living, Inc.*	14,827	50,857
Team Health Holdings, Inc.*	4,303	55,552
The Ensign Group, Inc.	4,141	74,331
Triple-S Management Corp. "B"* (a)	5,752	96,921
Universal American Financial Corp.	8,812	129,977
US Physical Therapy, Inc.*	2,702	45,177
WellCare Health Plans, Inc.*	11,800	341,728

		9,615,513
Health Care Technology 0.5%
athenahealth, Inc.* (a)	9,158	302,397
Computer Programs & Systems, Inc. (a)	2,747	116,940
MedAssets, Inc.*	11,904	250,460
Medidata Solutions, Inc.*	5,205	99,936
MedQuist, Inc.*	2,760	24,178
Merge Healthcare, Inc.*	14,412	41,795
Omnicell, Inc.*	10,688	139,799
Quality Systems, Inc. (a)	5,484	363,644
Transcend Services, Inc.*	3,858	58,834
Vital Images, Inc.*	4,077	53,939

		1,451,922
Life Sciences Tools & Services 0.7%
Accelrys, Inc.*	16,951	117,979
Affymetrix, Inc.*	20,157	91,916
Albany Molecular Research, Inc.*	5,601	35,734
Bruker Corp.*	20,086	281,807
Caliper Life Sciences, Inc.*	12,435	49,616
Cambrex Corp.*	9,285	39,461
Dionex Corp.* (a)	4,942	427,186
Enzo Biochem, Inc.*	8,310	31,578
eResearchTechnology, Inc.*	13,522	101,145
Furiex Pharmaceuticals, Inc.*	2,399	27,061
Kendle International, Inc.*	3,895	36,301
Luminex Corp.* (a)	10,358	165,728
PAREXEL International Corp.*	16,983	392,817
PURE Bioscience* (a)	9,765	22,557
Sequenom, Inc.* (a)	21,060	147,631

		1,968,517
Pharmaceuticals 1.6%
Acura Pharmaceuticals, Inc.* (a)	2,300	5,727
Akorn, Inc.*	13,753	55,562
Alexza Pharmaceuticals, Inc.* (a)	10,700	33,919
Aoxing Pharmaceutical Co., Inc.* (a)	6,729	20,591
Ardea Biosciences, Inc.*	3,665	84,295
Auxilium Pharmaceuticals, Inc.* (a)	11,520	285,466
AVANIR Pharmaceuticals, Inc. "A"* (a)	19,645	62,668
Biodel, Inc.* (a)	4,905	25,996
BioMimetic Therapeutics, Inc.*	3,925	44,745
BMP Sunstone Corp.*	7,561	57,464
Cadence Pharmaceuticals, Inc.* (a)	7,576	63,260
Caraco Pharmaceutical Laboratories Ltd.*	3,300	17,754
Corcept Therapeutics, Inc.* (a)	7,031	27,351
Cornerstone Therapeutics, Inc.*	2,025	14,296
Cumberland Pharmaceuticals, Inc.* (a)	4,135	24,024
Cypress Bioscience, Inc.*	18,802	72,388
DepoMed, Inc.*	16,100	72,128
Durect Corp.*	22,554	57,287
Eurand NV*	5,018	49,377
Hi-Tech Pharmacal Co., Inc.* (a)	2,932	59,344
Impax Laboratories, Inc.*	17,508	346,658
Inspire Pharmaceuticals, Inc.*	16,544	98,437
Jazz Pharmaceuticals, Inc.*	4,074	43,714
Lannett Co., Inc.*	3,149	14,422
MAP Pharmaceuticals, Inc.*	3,810	58,293
Medicines Co.*	14,145	200,859
Medicis Pharmaceutical Corp. "A"	17,619	522,403
Nektar Therapeutics* (a)	26,065	384,980
NeoStem, Inc.* (a)	7,214	14,644
Obagi Medical Products, Inc.*	5,002	52,521
Optimer Pharmaceuticals, Inc.* (a)	9,620	88,215
Pain Therapeutics, Inc.* (a)	10,187	62,956
Par Pharmaceutical Companies, Inc.*	9,653	280,709
POZEN, Inc.* (a)	6,813	48,236
Questcor Pharmaceuticals, Inc.*	15,149	150,278
Salix Pharmaceuticals Ltd.*	16,354	649,581
Santarus, Inc.*	13,042	39,256
Somaxon Pharmaceuticals, Inc.* (a)	7,831	30,463
Sucampo Pharmaceuticals, Inc. "A"*	3,421	12,829
SuperGen, Inc.*	14,365	30,023
ViroPharma, Inc.*	21,767	324,546
VIVUS, Inc.* (a)	22,154	148,210
XenoPort, Inc.* (a)	7,587	53,944

		4,789,819
Industrials 15.0%
Aerospace & Defense 1.8%
AAR Corp.* (a)	10,717	199,979
Aerovironment, Inc.*	4,619	102,773
American Science & Engineering, Inc.	2,484	182,947
Applied Energetics, Inc.*	21,832	24,452
Applied Signal Technology, Inc.	3,690	91,807
Astronics Corp.* (a)	2,379	41,514
Ceradyne, Inc.*	8,023	187,337
Cubic Corp.	4,363	178,010
Curtiss-Wright Corp. (a)	12,881	390,294
DigitalGlobe, Inc.*	7,701	234,110
Ducommun, Inc.	2,748	59,851
Esterline Technologies Corp.*	8,289	474,380
GenCorp, Inc.* (a)	15,378	75,660
GeoEye, Inc.*	6,096	246,766
Global Defense Technology & Systems, Inc.*	1,047	14,344
HEICO Corp. (a)	8,227	375,480
Herley Industries, Inc.*	3,673	60,605
Hexcel Corp.*	28,092	499,757
Kratos Defense & Security Solutions, Inc.*	4,513	48,064
Ladish Co., Inc.*	4,225	131,524
LMI Aerospace, Inc.*	2,600	41,392
Moog, Inc. "A"*	13,138	466,530
Orbital Sciences Corp.*	16,255	248,702
Taser International, Inc.* (a)	16,230	62,972
Teledyne Technologies, Inc.*	10,526	419,145
Triumph Group, Inc.	4,580	341,622

		5,200,017
Air Freight & Logistics 0.4%
Air Transport Services Group, Inc.*	15,032	91,545
Atlas Air Worldwide Holdings, Inc.* (a)	7,164	360,349
Dynamex, Inc.*	2,382	36,325
Forward Air Corp.	7,948	206,648
Hub Group, Inc. "A"*	10,512	307,581
Pacer International, Inc.* (a)	9,352	56,486
Park-Ohio Holdings Corp.*	2,182	29,021

		1,087,955
Airlines 0.8%
AirTran Holdings, Inc.* (a)	37,192	273,361
Alaska Air Group, Inc.*	9,886	504,483
Allegiant Travel Co.	4,273	180,833
Hawaiian Holdings, Inc.* (a)	14,430	86,436
JetBlue Airways Corp.* (a)	67,497	451,555
Pinnacle Airlines Corp.*	4,988	27,085
Republic Airways Holdings, Inc.* (a)	10,089	83,537
SkyWest, Inc.	15,449	215,668
US Airways Group, Inc.* (a)	46,857	433,427

		2,256,385
Building Products 0.6%
A.O. Smith Corp.	6,736	389,947
AAON, Inc. (a)	3,343	78,627
American Woodmark Corp.	2,550	45,212
Ameron International Corp.	2,512	170,716
Apogee Enterprises, Inc.	9,529	87,190
Builders FirstSource, Inc.*	12,786	29,152
Gibraltar Industries, Inc.*	8,636	77,551
Griffon Corp.*	12,756	155,496
Insteel Industries, Inc.	5,054	45,385
NCI Building Systems, Inc.*	5,312	50,623
PGT, Inc.*	5,436	12,394
Quanex Building Products Corp.	10,505	181,421
Simpson Manufacturing Co., Inc. (a)	11,118	286,622
Trex Co., Inc.* (a)	4,301	82,020
Universal Forest Products, Inc.	5,250	153,563

		1,845,919
Commercial Services & Supplies 2.4%
ABM Industries, Inc. (a)	14,366	310,162
Acco Brands Corp.*	15,368	88,366
American Reprographics Co.*	10,149	79,670
APAC Customer Services, Inc.*	8,339	47,199
ATC Technology Corp.*	5,653	139,855
Bowne & Co., Inc.	10,998	124,607
Casella Waste Systems, Inc. "A"*	7,082	29,744
Cenveo, Inc.* (a)	15,962	80,289
Clean Harbors, Inc.*	6,401	433,668
Consolidated Graphics, Inc.*	2,564	106,278
Courier Corp.	2,510	35,692
Deluxe Corp.	14,140	270,498
EnergySolutions	24,589	123,683
EnerNOC, Inc.* (a)	5,452	171,247
Ennis, Inc.	7,431	132,941
Fuel Tech, Inc.*	4,216	26,434
G & K Services, Inc. "A"	5,162	118,003
Healthcare Services Group, Inc.	11,886	270,882
Herman Miller, Inc.	15,725	309,468
Higher One Holdings, Inc.*	2,893	47,706
HNI Corp. (a)	13,001	373,909
Innerworkings, Inc.* (a)	7,246	47,606
Interface, Inc. "A"	15,800	224,834
Kimball International, Inc. "B"	9,128	53,216
Knoll, Inc.	12,958	200,979
M&F Worldwide Corp.*	2,950	71,832
McGrath Rentcorp.	6,588	157,783
Metalico, Inc.*	10,662	40,835
Mine Safety Appliances Co. (a)	7,275	197,152
Mobile Mini, Inc.* (a)	10,208	156,591
Multi-Color Corp.	4,734	72,904
Rollins, Inc. (a)	11,829	276,562
Schawk, Inc.	2,999	55,362
Standard Parking Corp.*	4,313	73,752
Standard Register Co.	5,456	15,932
Steelcase, Inc. "A"	21,131	176,021
Sykes Enterprises, Inc.*	11,407	154,907
Team, Inc.*	5,268	90,662
Tetra Tech, Inc.*	17,098	358,545
The Brink's Co.	13,272	305,256
The Geo Group, Inc.*	17,827	416,260
UniFirst Corp.	3,896	172,008
United Stationers, Inc.*	6,727	359,962
US Ecology, Inc.	5,300	84,800
Viad Corp.	5,490	106,177

		7,190,239
Construction & Engineering 0.7%
Argan, Inc.*	2,332	21,804
Comfort Systems USA, Inc.	10,737	115,208
Dycom Industries, Inc.*	10,750	107,393
EMCOR Group, Inc.*	18,503	454,989
Furmanite Corp.*	9,652	47,102
Granite Construction, Inc. (a)	9,861	224,239
Great Lakes Dredge & Dock Co.	16,233	94,314
Insituform Technologies, Inc. "A"*	10,809	261,362
Layne Christensen Co.*	5,552	143,741
MasTec, Inc.*	14,772	152,447
Michael Baker Corp.*	2,264	74,621
MYR Group, Inc.*	5,521	90,489
Northwest Pipe Co.*	2,425	42,438
Orion Marine Group, Inc.*	7,484	92,876
Pike Electric Corp.*	4,276	31,129
Primoris Services Corp.	5,581	36,500
Sterling Construction Co., Inc.*	4,300	53,234
Tutor Perini Corp.*	8,602	172,814

		2,216,700
Electrical Equipment 1.9%
A123 Systems, Inc.* (a)	20,142	180,674
Acuity Brands, Inc. (a)	12,653	559,769
Advanced Battery Technologies, Inc.* (a)	15,400	55,286
American Superconductor Corp.* (a)	13,067	406,384
AZZ, Inc.	3,474	148,826
Baldor Electric Co. (a)	12,989	524,756
Belden, Inc.	12,907	340,487
Brady Corp. "A"	13,664	398,579
Broadwind Energy, Inc.* (a)	25,829	48,300
Capstone Turbine Corp.*	67,594	52,189
Coleman Cable, Inc.*	2,288	13,705
Encore Wire Corp.	5,181	106,262
Ener1, Inc.* (a)	15,938	58,652
EnerSys*	13,412	334,898
Franklin Electric Co., Inc.	6,470	214,545
FuelCell Energy, Inc.* (a)	21,900	26,937
Generac Holdings, Inc.*	5,389	73,506
GrafTech International Ltd.*	35,023	547,409
Hoku Corp.* (a)	4,920	13,432
II-VI, Inc.* (a)	6,919	258,286
LaBarge, Inc.*	3,256	40,667
LSI Industries, Inc.	4,514	28,980
Polypore International, Inc.*	6,004	181,081
Powell Industries, Inc.*	2,471	76,897
PowerSecure International, Inc.* (a)	5,412	50,115
Preformed Line Products Co.	465	16,214
SatCon Technology Corp.*	20,262	76,185
UQM Technologies, Inc.*	10,101	25,859
Vicor Corp. (a)	5,406	78,982
Woodward Governor Co.	16,910	548,222

		5,486,084
Industrial Conglomerates 0.2%
Raven Industries, Inc.	4,630	175,431
Seaboard Corp.	88	155,848
Standex International Corp.	4,169	100,848
Tredegar Corp.	6,821	129,462
United Capital Corp.*	400	9,732

		571,321
Machinery 3.0%
3D Systems Corp.* (a)	5,041	79,194
Actuant Corp. "A"	18,739	430,247
Alamo Group, Inc.	1,777	39,680
Albany International Corp. "A"	8,791	166,326
Altra Holdings, Inc.*	8,989	132,408
American Railcar Industries, Inc.* (a)	2,336	36,628
Ampco-Pittsburgh Corp.	3,312	82,204
ArvinMeritor, Inc.* (a)	25,966	403,512
Astec Industries, Inc.*	5,442	155,260
Badger Meter, Inc. (a)	4,439	179,691
Barnes Group, Inc.	13,661	240,297
Blount International, Inc.*	13,384	170,378
Briggs & Stratton Corp. (a)	13,944	265,075
Cascade Corp.	2,605	82,839
Chart Industries, Inc.*	7,915	161,149
CIRCOR International, Inc.	4,670	147,572
CLARCOR, Inc. (a)	14,002	540,897
Colfax Corp.*	6,647	98,841
Columbus McKinnon Corp.*	5,511	91,428
Commercial Vehicle Group, Inc.*	6,799	69,214
Douglas Dynamics, Inc.	3,205	39,582
Dynamic Materials Corp.	3,659	55,287
Energy Recovery, Inc.* (a)	11,064	39,720
EnPro Industries, Inc.*	5,735	179,391
ESCO Technologies, Inc.	7,165	238,308
Federal Signal Corp.	20,432	110,128
Flow International Corp.*	11,800	31,034
Force Protection, Inc.*	18,840	94,954
FreightCar America, Inc. (a)	3,500	86,100
Gorman-Rupp Co.	3,430	94,531
Graham Corp.	2,488	38,614
Greenbrier Companies, Inc.*	5,459	85,106
Hawk Corp. "A"*	1,222	52,876
John Bean Technologies Corp.	8,040	129,524
Kadant, Inc.*	3,492	66,034
Kaydon Corp.	9,261	320,431
L.B. Foster Co. "A"*	2,687	77,762
Lindsay Corp.	3,368	145,902
Lydall, Inc.*	4,733	34,835
Met-Pro Corp.	3,565	35,971
Middleby Corp.* (a)	4,629	293,432
Miller Industries, Inc.	3,148	42,592
Mueller Industries, Inc.	10,498	278,092
Mueller Water Products, Inc. "A"	41,876	126,466
NACCO Industries, Inc. "A"	1,600	139,824
Nordson Corp. (a)	9,748	718,330
Omega Flex, Inc.	800	11,424
PMFG, Inc.*	4,000	68,200
RBC Bearings, Inc.*	5,887	200,040
Robbins & Myers, Inc.	7,486	200,475
Sauer-Danfoss, Inc.*	3,079	65,552
Sun Hydraulics Corp.	4,332	122,119
Tecumseh Products Co. "A"*	5,468	62,718
Tennant Co.	5,226	161,483
Thermadyne Holdings Corp.*	2,438	34,449
Titan International, Inc. (a)	9,351	126,893
TriMas Corp.*	3,908	58,034
Twin Disc, Inc.	2,385	33,271
Wabash National Corp.*	16,391	132,603
Watts Water Technologies, Inc. "A"	8,517	290,004
Xerium Technologies, Inc.*	2,066	27,230

		8,722,161
Marine 0.2%
American Commercial Lines, Inc.*	2,502	69,756
Baltic Trading Ltd.	4,634	51,020
Eagle Bulk Shipping, Inc.* (a)	16,672	87,028
Excel Maritime Carriers Ltd.* (a)	11,112	62,449
Genco Shipping & Trading Ltd.* (a)	7,334	116,904
Horizon Lines, Inc. "A"	12,850	53,970
International Shipholding Corp.	1,425	40,242
Ultrapetrol Bahamas Ltd.*	5,192	33,333

		514,702
Professional Services 1.1%
Acacia Research*	9,269	163,134
Administaff, Inc.	6,040	162,657
Barrett Business Services, Inc.	2,358	35,818
CBIZ, Inc.*	11,800	69,974
CDI Corp.	3,282	42,403
Corporate Executive Board Co.	9,922	313,138
CoStar Group, Inc.* (a)	5,789	281,982
CRA International, Inc.*	4,130	74,546
Dolan Co.* (a)	8,259	93,905
Exponent, Inc.*	3,832	128,717
Franklin Covey Co.*	4,046	32,166
GP Strategies Corp.*	3,608	32,797
Heidrick & Struggles International, Inc.	4,936	96,153
Hill International, Inc.*	7,997	35,827
Hudson Highland Group, Inc.*	8,974	30,871
Huron Consulting Group, Inc.*	6,067	133,413
ICF International, Inc.*	4,731	118,606
Kelly Services, Inc. "A"*	7,229	84,796
Kforce, Inc.*	8,532	117,059
Korn/Ferry International*	12,648	209,198
LECG Corp.*	7,263	7,989
Mistras Group, Inc.*	4,036	46,737
Navigant Consulting, Inc.*	14,339	166,763
On Assignment, Inc.*	9,992	52,458
Resources Connection, Inc.	13,118	180,504
School Specialty, Inc.*	5,053	65,740
SFN Group, Inc.*	14,788	88,876
The Advisory Board Co.* (a)	4,282	189,050
TrueBlue, Inc.*	11,906	162,517
Volt Information Sciences, Inc.*	4,158	29,938
VSE Corp.	1,200	42,324

		3,290,056
Road & Rail 1.1%
AMERCO*	2,365	187,970
Arkansas Best Corp.	6,781	164,304
Avis Budget Group, Inc.*	28,889	336,557
Celadon Group, Inc.*	5,220	72,088
Dollar Thrifty Automotive Group, Inc.*	8,321	417,215
Genesee & Wyoming, Inc. "A"*	10,667	462,841
Heartland Express, Inc. (a)	13,741	204,329
Knight Transportation, Inc. (a)	17,102	330,582
Marten Transport Ltd.	4,139	95,942
Old Dominion Freight Line, Inc.*	11,671	296,677
P.A.M. Transportation Services, Inc.*	1,303	16,392
Patriot Transportation Holding, Inc.*	400	28,052
Quality Distribution, Inc.*	2,590	16,498
RailAmerica, Inc.*	6,835	65,821
Roadrunner Transportation Systems, Inc.*	3,028	32,823
Saia, Inc.*	4,549	67,917
Universal Truckload Services, Inc.*	1,496	23,427
USA Truck, Inc.*	3,354	50,243
Werner Enterprises, Inc.	12,456	255,223

		3,124,901
Trading Companies & Distributors 0.8%
Aceto Corp.	6,582	44,692
Aircastle Ltd.	14,056	119,195
Applied Industrial Technologies, Inc.	12,252	374,911
Beacon Roofing Supply, Inc.* (a)	13,477	196,360
BlueLinx Holdings, Inc.*	3,450	13,765
CAI International, Inc.*	2,942	44,630
DXP Enterprises, Inc.*	3,578	67,910
H&E Equipment Services, Inc.*	7,297	58,157
Houston Wire & Cable Co. (a)	4,992	50,070
Interline Brands, Inc.*	9,769	176,233
Kaman Corp.	7,223	189,315
Lawson Products, Inc.	1,100	16,797
RSC Holdings, Inc.* (a)	14,110	105,261
Rush Enterprises, Inc. "A"*	9,021	138,382
TAL International Group, Inc.	4,635	112,260
Textainer Group Holdings Ltd.	2,700	72,198
Titan Machinery, Inc.*	3,587	58,468
United Rentals, Inc.*	16,411	243,539
Watsco, Inc.	7,932	441,654

		2,523,797
Information Technology 18.5%
Communications Equipment 3.0%
Acme Packet, Inc.*	12,119	459,795
ADC Telecommunications, Inc.* (a)	26,792	339,455
ADTRAN, Inc.	17,975	634,517
Anaren, Inc.*	4,066	68,268
Arris Group, Inc.*	35,274	344,627
Aruba Networks, Inc.* (a)	21,564	460,176
Aviat Networks, Inc.*	21,932	89,702
Bel Fuse, Inc. "B"	2,887	60,107
BigBand Networks, Inc.*	12,600	35,784
Black Box Corp.	4,992	160,044
Blue Coat Systems, Inc.*	11,525	277,291
Calix, Inc.*	2,069	29,711
Comtech Telecommunications Corp.* (a)	8,054	220,277
DG Fastchannel, Inc.*	6,914	150,379
Digi International, Inc.*	6,804	64,570
EMS Technologies, Inc.*	4,391	81,804
Emulex Corp.*	22,121	230,943
Extreme Networks, Inc.*	26,378	82,036
Finisar Corp.* (a)	20,865	392,053
Globecomm Systems, Inc.*	5,503	46,060
Harmonic, Inc.*	26,397	181,611
Hughes Communications, Inc.*	2,443	66,572
Infinera Corp.*	24,714	288,412
InterDigital, Inc.* (a)	13,059	386,677
Ixia*	9,063	112,381
KVH Industries, Inc.*	4,917	73,804
Loral Space & Communications, Inc.*	3,416	178,315
Meru Networks, Inc.*	1,516	26,136
NETGEAR, Inc.*	9,985	269,695
Network Engines, Inc.*	9,981	14,572
Network Equipment Technologies, Inc.*	9,355	32,275
Occam Networks, Inc.*	3,480	27,248
Oclaro, Inc.*	13,679	219,001
Oplink Communications, Inc.*	6,040	119,834
OpNext, Inc.*	13,256	20,812
PC-Tel, Inc.*	4,511	27,698
Plantronics, Inc.	14,234	480,825
Powerwave Technologies, Inc.* (a)	34,398	62,604
Riverbed Technology, Inc.*	18,255	832,063
SeaChange International, Inc.*	7,941	58,843
ShoreTel, Inc.*	13,049	64,723
Sonus Networks, Inc.*	57,329	202,371
Sycamore Networks, Inc.	5,463	177,056
Symmetricom, Inc.*	12,189	69,721
Tekelec*	19,083	247,316
UTStarcom, Inc.* (a)	32,533	70,597
ViaSat, Inc.*	9,267	380,966

		8,919,727
Computers & Peripherals 0.9%
Avid Technology, Inc.* (a)	7,958	104,329
Compellent Technologies, Inc.* (a)	6,471	117,643
Cray, Inc.*	9,671	63,829
Electronics for Imaging, Inc.*	12,521	151,755
Hutchinson Technology, Inc.*	6,502	22,562
Hypercom Corp.*	12,751	82,881
Imation Corp.*	8,592	80,163
Immersion Corp.* (a)	7,833	46,293
Intermec, Inc.*	13,538	165,976
Intevac, Inc.*	6,166	61,722
Isilon Systems, Inc.*	7,549	168,192
Netezza Corp.*	14,112	380,318
Novatel Wireless, Inc.* (a)	8,473	66,767
Presstek, Inc.*	7,638	16,727
Quantum Corp.* (a)	67,177	142,415
Rimage Corp.*	2,549	41,906
Silicon Graphics International Corp.* (a)	8,435	65,456
STEC, Inc.* (a)	11,288	140,536
Stratasys, Inc.*	5,749	159,362
Super Micro Computer, Inc.*	6,513	67,670
Synaptics, Inc.* (a)	9,293	261,505
Xyratex Ltd.*	8,338	123,736

		2,531,743
Electronic Equipment, Instruments & Components 2.4%
Agilysys, Inc.*	5,311	34,522
Anixter International, Inc.* (a)	7,775	419,772
Benchmark Electronics, Inc.*	17,432	285,885
Brightpoint, Inc.*	19,525	136,480
Checkpoint Systems, Inc.*	10,790	219,576
Cogent, Inc.*	14,531	154,610
Cognex Corp.	10,964	294,054
Coherent, Inc.*	6,981	279,310
Comverge, Inc.*	6,718	52,803
CPI International, Inc.*	2,130	29,820
CTS Corp.	9,191	88,417
Daktronics, Inc. (a)	11,840	116,269
DDi Corp.	3,150	29,106
DTS, Inc.*	4,774	182,224
Echelon Corp.* (a)	10,942	93,554
Electro Rent Corp.	5,468	72,615
Electro Scientific Industries, Inc.*	7,500	83,325
Fabrinet*	2,732	43,220
FARO Technologies, Inc.*	4,611	100,566
Gerber Scientific, Inc.*	6,974	43,030
ICx Technologies, Inc.* (a)	3,800	28,690
Insight Enterprises, Inc.* (a)	12,818	200,474
IPG Photonics Corp.*	7,174	173,180
Keithley Instruments, Inc.	3,121	67,133
L-1 Identity Solutions, Inc.*	21,548	252,758
Littelfuse, Inc.*	6,054	264,560
Maxwell Technologies, Inc.* (a)	7,333	107,135
Measurement Specialties, Inc.*	4,016	74,216
Mercury Computer Systems, Inc.*	6,707	80,685
Methode Electronics, Inc.	10,078	91,508
Microvision, Inc.* (a)	23,939	52,426
MTS Systems Corp.	4,520	140,120
Multi-Fineline Electronix, Inc.*	2,878	63,287
Newport Corp.*	9,973	113,094
OSI Systems, Inc.*	4,489	163,040
Park Electrochemical Corp.	5,694	149,980
PC Connection, Inc.*	2,400	16,392
Plexus Corp.*	11,263	330,569
Power-One, Inc.* (a)	19,601	178,173
RadiSys Corp.*	6,359	59,902
Richardson Electonics Ltd.	3,969	41,674
Rofin-Sinar Technologies, Inc.*	9,515	241,491
Rogers Corp.*	4,418	139,079
Sanmina-SCI Corp.*	22,018	265,977
ScanSource, Inc.*	7,890	218,869
Smart Modular Technologies (WWH), Inc.*	14,514	87,519
Spectrum Control, Inc.*	3,281	48,296
SYNNEX Corp.*	6,185	174,046
Technitrol, Inc. (a)	10,660	47,011
TESSCO Technologies, Inc.	1,366	20,586
TTM Technologies, Inc.*	22,167	217,015
Universal Display Corp.*	8,236	193,546
Viasystems Group, Inc.*	1,209	18,377
X-Rite, Inc.*	7,808	29,592
Zygo Corp.*	5,406	52,979

		7,162,537
Internet Software & Services 2.1%
Ancestry.com, Inc.*	5,219	118,784
Archipelago Learning, Inc.*	3,236	38,735
Art Technology Group, Inc.*	42,899	177,173
comScore, Inc.*	6,269	147,447
Constant Contact, Inc.* (a)	7,893	169,147
DealerTrack Holdings, Inc.* (a)	11,150	190,442
Dice Holdings, Inc.*	7,161	60,725
Digital River, Inc.*	11,014	374,917
DivX, Inc.*	9,164	87,333
EarthLink, Inc.	31,585	287,108
GSI Commerce, Inc.*	18,617	459,840
InfoSpace, Inc.*	12,401	107,393
Internap Network Services Corp.*	14,392	70,665
Internet Brands, Inc. "A"*	7,944	105,496
Internet Capital Group, Inc.*	10,076	111,138
Intralinks Holdings, Inc.*	3,074	51,981
j2 Global Communications, Inc.* (a)	12,735	302,966
Keynote Systems, Inc.	3,168	36,812
KIT Digital, Inc.* (a)	5,497	65,909
Limelight Networks, Inc.*	10,780	63,386
Liquidity Services, Inc.*	3,913	62,647
LivePerson, Inc.*	12,081	101,480
Local.com Corp.* (a)	4,426	19,563
LogMeIn, Inc.*	4,173	150,145
LoopNet, Inc.*	5,402	63,960
Marchex, Inc. "B"	4,412	24,045
ModusLink Global Solutions, Inc.*	12,637	80,245
Move, Inc.* (a)	43,755	97,574
NIC, Inc. (a)	15,422	127,848
OpenTable, Inc.*	4,369	297,441
Openwave Systems, Inc.*	22,941	39,000
Perficient, Inc.*	8,539	78,046
QuinStreet, Inc.* (a)	3,118	46,864
Rackspace Hosting, Inc.* (a)	26,839	697,277
RealNetworks, Inc.*	22,108	72,072
Saba Software, Inc.*	7,942	43,204
SAVVIS, Inc.*	10,390	219,021
Stamps.com, Inc.*	2,895	37,635
Support.com, Inc.*	13,900	63,662
TechTarget, Inc.* (a)	3,400	17,850
Terremark Worldwide, Inc.*	16,134	166,826
The Knot, Inc.*	8,290	75,688
Travelzoo, Inc.*	1,743	44,900
United Online, Inc.	24,803	141,873
ValueClick, Inc.* (a)	22,488	294,143
Vocus, Inc.*	5,948	109,919
Zix Corp.* (a)	15,575	44,233

		6,244,558
IT Services 1.9%
Acxiom Corp.*	19,971	316,740
CACI International, Inc. "A"*	8,716	394,486
Cass Information Systems, Inc.	2,316	79,462
CIBER, Inc.*	15,947	48,000
Computer Task Group, Inc.*	4,676	35,725
CSG Systems International, Inc.*	9,406	171,471
Diamond Management & Technology Consultants, Inc.	6,420	80,250
Echo Global Logistics, Inc.* (a)	2,944	37,595
Euronet Worldwide, Inc.* (a)	13,663	245,797
Exlservice Holdings, Inc.*	4,452	86,591
Forrester Research, Inc.*	4,019	132,949
Global Cash Access Holdings, Inc.*	13,928	56,826
Heartland Payment Systems, Inc.	10,677	162,504
iGATE Corp.	6,532	118,491
Integral Systems, Inc.*	5,053	37,291
Lionbridge Technologies, Inc.*	17,064	73,375
ManTech International Corp. "A"*	6,125	242,550
MAXIMUS, Inc.	4,825	297,124
MoneyGram International, Inc.* (a)	22,718	55,432
NCI, Inc. "A"*	1,678	31,748
Online Resources Corp.*	8,500	37,740
RightNow Technologies, Inc.* (a)	6,050	119,185
Sapient Corp.	28,499	341,133
SPS Commerce, Inc.*	1,314	16,846
SRA International, Inc. "A"*	11,863	233,938
Stream Global Services, Inc.* (a)	1,538	6,229
Syntel, Inc.	3,783	168,344
TeleTech Holdings, Inc.*	8,338	123,736
The Hackett Group, Inc.*	7,890	32,586
Tier Technologies, Inc. "B"*	3,861	21,390
TNS, Inc.*	6,975	118,226
Unisys Corp.*	11,820	329,778
VeriFone Systems, Inc.* (a)	24,747	768,889
Virtusa Corp.*	4,203	40,727
Wright Express Corp.* (a)	11,251	401,773

		5,464,927
Semiconductors & Semiconductor Equipment 3.7%
Actel Corp.*	5,916	94,360
Advanced Analogic Technologies, Inc.*	11,187	39,266
Advanced Energy Industries, Inc.*	10,067	131,475
Alpha & Omega Semiconductor Ltd.*	1,396	15,859
Amkor Technology, Inc.* (a)	28,958	190,254
ANADIGICS, Inc.*	18,328	111,618
Applied Micro Circuits Corp.* (a)	18,384	183,840
ATMI, Inc.*	9,732	144,618
Axcelis Technologies, Inc.*	28,848	55,677
AXT, Inc.*	8,503	56,290
Brooks Automation, Inc.*	18,225	122,290
Cabot Microelectronics Corp.*	6,573	211,519
Cavium Networks, Inc.* (a)	13,110	377,044
CEVA, Inc.*	7,413	106,006
Cirrus Logic, Inc.* (a)	18,174	324,224
Cohu, Inc.	6,487	81,671
Conexant Systems, Inc.* (a)	22,535	36,957
Cymer, Inc.*	8,894	329,789
Diodes, Inc.* (a)	9,298	158,903
DSP Group, Inc.*	6,073	42,511
Energy Conversion Devices, Inc.* (a)	17,557	88,136
Entegris, Inc.* (a)	36,122	168,690
Entropic Communications, Inc.*	17,553	168,509
Evergreen Solar, Inc.* (a)	52,108	38,247
Exar Corp.*	9,949	59,594
FEI Co.*	10,684	209,086
FormFactor, Inc.* (a)	13,717	117,966
FSI International, Inc.*	8,870	23,594
GSI Technology, Inc.*	5,571	31,922
GT Solar International, Inc.* (a)	17,222	144,148
Hittite Microwave Corp.*	7,974	379,961
Ikanos Communications, Inc.*	8,327	9,909
Integrated Device Technology, Inc.*	44,968	263,063
Integrated Silicon Solution, Inc.*	7,155	61,605
IXYS Corp.*	6,691	63,899
Kopin Corp.*	18,387	65,274
Kulicke & Soffa Industries, Inc.* (a)	19,411	120,154
Lattice Semiconductor Corp.*	31,184	148,124
LTX-Credence Corp.*	40,659	84,977
Mattson Technology, Inc.*	13,859	38,112
MaxLinear, Inc. "A"*	2,065	23,169
Micrel, Inc. (a)	14,288	140,880
Microsemi Corp.*	23,306	399,698
Microtune, Inc.*	16,500	47,850
Mindspeed Technologies, Inc.*	8,832	68,625
MIPS Technologies, Inc.*	12,756	124,116
MKS Instruments, Inc.* (a)	13,861	249,221
Monolithic Power Systems, Inc.*	8,923	145,713
MoSys, Inc.*	7,493	36,566
Nanometrics, Inc.*	4,929	74,181
Netlogic Microsystems, Inc.* (a)	18,319	505,238
NVE Corp.*	1,302	56,025
OmniVision Technologies, Inc.*	15,438	355,691
PDF Solutions, Inc.*	6,254	23,140
Pericom Semiconductor Corp.*	7,211	62,664
Photronics, Inc.* (a)	13,946	73,774
PLX Technology, Inc.*	10,985	39,766
Power Integrations, Inc.	6,937	220,527
RF Micro Devices, Inc.*	73,938	453,979
Rubicon Technology, Inc.* (a)	3,975	90,193
Rudolph Technologies, Inc.*	9,114	75,737
Semtech Corp.*	17,366	350,620
Sigma Designs, Inc.*	8,939	102,709
Silicon Image, Inc.*	20,642	98,669
Spansion, Inc. "A"*	3,570	53,443
Standard Microsystems Corp.*	6,165	140,624
Supertex, Inc.* (a)	2,811	62,179
Tessera Technologies, Inc.*	13,881	256,798
Trident Microsystems, Inc.*	19,351	33,090
TriQuint Semiconductor, Inc.*	43,598	418,541
Ultra Clean Holdings, Inc.*	5,955	51,332
Ultratech, Inc.*	6,493	111,030
Veeco Instruments, Inc.* (a)	11,218	391,172
Volterra Semiconductor Corp.*	6,931	149,155
Zoran Corp.*	14,486	110,673

		10,695,929
Software 4.5%
ACI Worldwide, Inc.*	9,394	210,332
Actuate Corp.*	12,563	64,699
Advent Software, Inc.* (a)	4,653	242,840
American Software, Inc. "A"	6,800	40,120
ArcSight, Inc.*	6,787	295,642
Ariba, Inc.*	25,947	490,398
Aspen Technology, Inc.*	17,213	178,499
Blackbaud, Inc. (a)	12,401	298,120
Blackboard, Inc.* (a)	9,798	353,120
Bottomline Technologies, Inc.*	7,782	119,531
CDC Corp. "A"*	9,092	38,459
Commvault Systems, Inc.*	12,120	315,484
Concur Technologies, Inc.* (a)	11,516	569,351
Convio, Inc.*	1,654	15,250
Deltek, Inc.*	5,945	47,619
DemandTec, Inc.* (a)	4,962	46,692
Digimarc Corp.*	1,854	43,495
Ebix, Inc.* (a)	7,407	173,694
Epicor Software Corp.*	13,221	115,023
EPIQ Systems, Inc.	9,361	114,766
ePlus, Inc.*	1,066	22,866
Fair Isaac Corp. (a)	11,705	288,645
FalconStor Software, Inc.*	8,242	25,221
Fortinet, Inc.*	10,947	273,675
Guidance Software, Inc.*	3,696	21,585
Interactive Intelligence, Inc.* (a)	3,676	64,698
Jack Henry & Associates, Inc.	24,225	617,737
JDA Software Group, Inc.*	11,518	292,096
Kenexa Corp.*	6,028	105,611
Lawson Software, Inc.*	38,570	326,688
Magma Design Automation, Inc.*	14,409	53,313
Manhattan Associates, Inc.*	6,284	184,435
Mentor Graphics Corp.*	29,420	310,969
MicroStrategy, Inc. "A"*	2,477	214,533
Monotype Imaging Holdings, Inc.*	5,975	54,671
NetScout Systems, Inc.*	8,419	172,674
NetSuite, Inc.*	5,078	119,688
OPNET Technologies, Inc.	3,534	64,142
Parametric Technology Corp.*	33,529	655,157
Pegasystems, Inc.	4,491	139,446
Progress Software Corp.*	12,157	402,397
PROS Holdings, Inc.*	4,910	45,565
QAD, Inc.*	3,400	14,144
QLIK Technologies, Inc.*	3,739	82,445
Quest Software, Inc.*	17,411	428,136
Radiant Systems, Inc.*	8,318	142,238
RealD, Inc.*	4,048	74,847
RealPage, Inc.*	3,955	75,461
Renaissance Learning, Inc.	3,640	37,092
Rosetta Stone, Inc.*	2,899	61,575
S1 Corp.*	14,327	74,644
Smith Micro Software, Inc.*	8,434	83,834
Solarwinds, Inc.*	9,673	166,956
Sonic Solutions* (a)	7,057	80,309
Sourcefire, Inc.*	7,610	219,472
SRS Labs, Inc.*	3,541	33,073
SS&C Technologies Holdings, Inc.*	3,416	53,973
SuccessFactors, Inc.*	17,413	437,240
Synchronoss Technologies, Inc.*	5,627	100,217
Take-Two Interactive Software, Inc.* (a)	19,519	197,923
Taleo Corp. "A"*	11,111	322,108
TeleCommunication Systems, Inc. "A"* (a)	12,735	49,794
TeleNav, Inc.*	2,233	11,813
THQ, Inc.* (a)	18,916	76,042
TIBCO Software, Inc.*	47,857	848,983
TiVo, Inc.*	32,573	295,111
Tyler Technologies, Inc.* (a)	8,547	172,307
Ultimate Software Group, Inc.* (a)	7,336	283,463
Unica Corp.*	6,670	139,937
VASCO Data Security International, Inc.*	7,175	46,637
Virnetx Holding Corp. (a)	9,001	132,135
Wave Systems Corp. "A"* (a)	22,225	49,784
Websense, Inc.*	11,917	211,408

		13,232,047
Materials 5.3%
Chemicals 2.4%
A. Schulman, Inc.	8,740	176,111
American Vanguard Corp. (a)	5,708	35,275
Arch Chemicals, Inc.	6,267	219,909
Balchem Corp.	8,266	255,089
Calgon Carbon Corp.* (a)	15,680	227,360
Ferro Corp.*	23,675	305,171
Georgia Gulf Corp.*	9,370	153,106
H.B. Fuller Co.	13,559	269,417
Hawkins, Inc. (a)	2,414	85,504
Innophos Holdings, Inc.	5,932	196,349
KMG Chemicals, Inc.	1,701	23,967
Koppers Holdings, Inc.	5,591	150,230
Kraton Performance Polymers, Inc.*	4,069	110,473
Landec Corp.*	6,891	42,793
LSB Industries, Inc.* (a)	4,577	84,995
Minerals Technologies, Inc.	5,204	306,620
NewMarket Corp.	2,875	326,830
NL Industries, Inc.	1,832	16,635
Olin Corp. (a)	22,920	462,067
OM Group, Inc.*	8,517	256,532
Omnova Solutions, Inc.*	13,934	100,185
PolyOne Corp.*	25,703	310,749
Quaker Chemical Corp.	3,098	100,871
Rockwood Holdings, Inc.* (a)	14,446	454,616
Senomyx, Inc.*	10,754	42,801
Sensient Technologies Corp. (a)	13,720	418,323
Solutia, Inc.*	33,839	542,101
Spartech Corp.*	8,472	69,555
Stepan Co.	2,189	129,392
STR Holdings, Inc.* (a)	7,872	169,563
TPC Group, Inc.*	2,187	52,094
W.R. Grace & Co.* (a)	20,966	585,790
Westlake Chemical Corp. (a)	5,261	157,462
Zep, Inc.	6,608	115,243
Zoltek Companies, Inc.* (a)	9,847	95,713

		7,048,891
Construction Materials 0.1%
Headwaters, Inc.*	15,745	56,682
Texas Industries, Inc. (a)	5,776	182,060
United States Lime & Minerals, Inc.*	820	31,701

		270,443
Containers & Packaging 0.5%
AEP Industries, Inc.*	1,272	30,045
Boise, Inc.* (a)	19,374	125,737
Graham Packaging Co., Inc.*	4,730	55,909
Graphic Packaging Holding Co.*	35,450	118,403
Myers Industries, Inc.	9,851	84,620
Rock-Tenn Co. "A"	11,135	554,634
Silgan Holdings, Inc.	15,010	475,817

		1,445,165
Metals & Mining 1.8%
A.M. Castle & Co.* (a)	4,420	58,565
Allied Nevada Gold Corp.*	21,022	557,083
AMCOL International Corp. (a)	6,569	172,042
Brush Engineered Materials, Inc.*	5,482	155,908
Capital Gold Corp.*	13,486	65,137
Century Aluminum Co.*	17,719	233,359
Coeur d'Alene Mines Corp.* (a)	25,713	512,203
General Moly, Inc.* (a)	16,931	61,968
Globe Specialty Metals, Inc.*	17,065	239,593
Golden Star Resources Ltd.* (a)	71,549	353,452
Haynes International, Inc.	3,245	113,315
Hecla Mining Co.* (a)	71,875	454,250
Horsehead Holding Corp.*	13,822	136,423
Jaguar Mining, Inc.* (a)	23,334	151,671
Kaiser Aluminum Corp. (a)	4,227	180,873
Metals USA Holdings Corp.*	3,243	42,094
Molycorp, Inc.*	7,166	202,726
Noranda Aluminum Holding Corp.*	3,317	27,266
Olympic Steel, Inc.	3,352	77,063
RTI International Metals, Inc.*	8,371	256,320
Stillwater Mining Co.* (a)	12,266	206,559
Thompson Creek Metals Co., Inc.*	38,806	418,329
Universal Stainless & Alloy Products, Inc.*	1,980	48,629
US Energy Corp.*	7,549	34,272
US Gold Corp.* (a)	24,804	123,276
Worthington Industries, Inc.	16,465	247,469

		5,129,845
Paper & Forest Products 0.5%
Buckeye Technologies, Inc.	11,092	163,163
Clearwater Paper Corp.*	3,540	269,323
Deltic Timber Corp.	2,887	129,338
KapStone Paper & Packaging Corp.*	10,558	128,174
Louisiana-Pacific Corp.* (a)	35,354	267,630
Neenah Paper, Inc.	4,074	61,925
P.H. Glatfelter Co.	12,449	151,380
Schweitzer-Mauduit International, Inc. (a)	5,162	300,996
Verso Paper Corp.*	4,102	11,814
Wausau Paper Corp.*	13,859	114,891

		1,598,634
Telecommunication Services 1.0%
Diversified Telecommunication Services 0.7%
AboveNet, Inc.*	6,542	340,773
Alaska Communications Systems Group, Inc. (a)	12,079	122,602
Atlantic Tele-Network, Inc.	2,519	124,035
Cbeyond, Inc.* (a)	7,453	95,622
Cincinnati Bell, Inc.*	55,882	149,205
Cogent Communications Group, Inc.* (a)	12,376	117,201
Consolidated Communications Holdings, Inc.	6,858	128,039
General Communication, Inc. "A"*	13,184	131,444
Global Crossing Ltd.*	8,698	111,856
Globalstar, Inc.*	19,342	33,655
IDT Corp. "B"*	3,939	70,075
Iridium Communications, Inc.*	9,459	80,780
Neutral Tandem, Inc.* (a)	9,318	111,350
PAETEC Holding Corp.*	40,481	166,377
Premiere Global Services, Inc.*	16,231	114,915
Vonage Holdings Corp.*	29,283	74,672

		1,972,601
Wireless Telecommunication Services 0.3%
FiberTower Corp.*	12,765	54,124
ICO Global Communications (Holdings) Ltd.*	26,197	42,963
NTELOS Holdings Corp.	8,134	137,627
Shenandoah Telecommunications Co. (a)	6,495	118,014
Syniverse Holdings, Inc.*	20,298	460,156
USA Mobility, Inc.	6,040	96,821

		909,705
Utilities 3.3%
Electric Utilities 1.3%
ALLETE, Inc.	8,556	311,695
Central Vermont Public Service Corp.	3,409	68,760
Cleco Corp. (a)	17,289	512,100
El Paso Electric Co.*	12,063	286,858
Empire District Electric Co. (a)	12,138	244,581
IDACORP, Inc.	13,716	492,679
MGE Energy, Inc. (a)	6,448	255,276
Otter Tail Corp. (a)	9,852	200,882
PNM Resources, Inc.	23,866	271,834
Portland General Electric Co.	21,080	427,502
UIL Holdings Corp.	14,103	397,141
Unisource Energy Corp.	10,007	334,534
Unitil Corp.	2,880	63,216

		3,867,058
Gas Utilities 1.3%
Chesapeake Utilities Corp.	2,610	94,534
New Jersey Resources Corp. (a)	11,461	449,500
Nicor, Inc.	12,944	593,094
Northwest Natural Gas Co. (a)	7,638	362,423
Piedmont Natural Gas Co., Inc. (a)	20,497	594,413
South Jersey Industries, Inc. (a)	8,599	425,393
Southwest Gas Corp.	12,574	422,361
The Laclede Group, Inc.	6,148	211,614
WGL Holdings, Inc. (a)	14,392	543,730

		3,697,062
Independent Power Producers & Energy Traders 0.1%
American DG Energy, Inc.* (a)	5,451	16,244
Dynegy, Inc.*	28,518	138,883

		155,127
Multi-Utilities 0.4%
Avista Corp.	15,107	315,434
Black Hills Corp.	11,293	352,342
CH Energy Group, Inc.	4,880	215,501
NorthWestern Corp.	9,995	284,857

		1,168,134
Water Utilities 0.2%
American States Water Co.	5,163	184,732
Artesian Resources Corp. "A"	1,786	34,059
Cadiz, Inc.* (a)	3,128	32,093
California Water Service Group	5,492	202,929
Connecticut Water Service, Inc.	2,181	52,235
Consolidated Water Co., Ltd.	3,947	37,418
Middlesex Water Co.	3,603	60,675
SJW Corp.	3,607	88,840
York Water Co. (a)	3,576	57,323

		750,304

Total Common Stocks (Cost $294,089,554)		287,263,734

	Principal Amount ($)	Value ($)
Government & Agency Obligation 0.3%
US Treasury Obligation
US Treasury Bill, 0.205% **, 11/18/2010 (b) (Cost $769,789)	770,000	769,870

	Shares	Value ($)
Closed-End Investment Companies 0.2%
Apollo Investment Corp.	56,702	580,061
Golub Capital BDC LLC	2,033	31,105
Kayne Anderson Energy Development Co.	3,690	59,225
THL Credit, Inc.	2,474	29,144

Total Closed-End Investment Companies (Cost $989,708)		699,535
Securities Lending Collateral 22.8%
Daily Assets Fund Institutional, 0.29% (c) (d) (Cost $66,820,383)	66,820,383	66,820,383
Cash Equivalents 1.7%
Central Cash Management Fund, 0.21% (c) (Cost $4,858,494)	4,858,494	4,858,494

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $367,527,928) †	123.0	360,412,016
Other Assets and Liabilities, Net (a)	(23.0)	(67,409,805)

Net Assets	100.0	293,002,211

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $369,489,499.  At September 30, 2010, net unrealized depreciation for all securities based on tax cost was $9,077,483.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $47,207,281 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $56,284,764.

(a)
All or a portion of these securities were on loan amounting to $64,611,172. In addition, included in other assets and liabilities, net is a pending sale, amounting to $66,360, that is also on loan. The value of all securities loaned at September 30, 2010 amounted to $64,677,532 which is 22.1% of net assets.

(b)	At September 30, 2010, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
REIT: Real Estate Investment Trust
At September 30, 2010, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

Russell E Mini 2000 Index	USD	12/17/2010	80	5,396,000	303,900

Currency Abbreviation

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(e)	$287,263,734	$—	$—	$287,263,734
Closed-End Investment Companies	699,535	—	—	699,535
Short-Term Investments(e)	71,678,877	769,870	—	72,448,747
Derivatives(f)	303,900	—	—	303,900
Total	$359,946,046	$769,870	$—	$360,715,916

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended September 30, 2010.
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Portfolio's derivative instruments as of September 30, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$303,900

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Index VIP, a series of DWS Investments VIT Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 23, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 23, 2010